                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number        811-8370

                                 McMorgan Funds
               (Exact name of Registrant as specified in charter)

                           One Bush Street, Suite 800
                             San Francisco, CA 94104
               (Address of principal executive offices)   (Zip code)

                              Deane A. Nelson, CFA
                                 Vice President
                             McMorgan & Company LLC
                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                     (Name and address of agent for service)

    Copies to:
    Bibb L. Strench, Esq.                              Michael Hession, Esq.
    Stradley, Ronon, Stevens & Young LLP               New York Life Investment
    1220 19th Street, NW  Suite 600                    Management LLC
    Washington, DC  20036                              169 Lackawanna Avenue
                                                       Parsippany, NJ 07054


Registrant's telephone number, including area code:      (800) 788-9485

Date of fiscal year end:           6/30/03

Date of reporting period:          08/01/03-12/31/03

                                   FORM N-CSR


Item 1.   Reports to Stockholders.


         McMorgan
              Funds






         Semi-Annual Report
         [GRAPHIC OMITTED]

         December 31, 2003
         -------------------------------
         Principal Preservation Fund
         Intermediate Fixed Income Fund
         Fixed Income Fund
         High Yield Fund
         Balanced Fund
         Equity Investment Fund







         The McMorgan Funds are offered by NYLIFE Distributors LLL 169 Lackawanna Avenue, Parsippany, NJ 07054.

Dear Shareholder:

Like you, we are very concerned about the late trading and market timing scandals that have recently occurred in the mutual fund industry. We have no reason to believe that the type of abusive late trading and market timing reported by the media has taken place at McMorgan Funds. On the other hand, you should realize that our review process is ongoing. We will continue to ask questions, request information and take other actions to protect the interests of shareholders.

Here are some of the steps we have taken to date:

Late Trading. The McMorgan Funds do not permit "late trading" in their shares, as such practice is unlawful under federal securities laws. McMorgan & Company LLC and other service providers to the Funds continue to conduct an internal review of the McMorgan Funds and have not uncovered any instances of prohibited late trading.

Market Timing. On a daily basis, cash flows in/out of the McMorgan Funds are monitored to ensure that trading activities are within the guidelines set forth in the funds' prospectuses. This monitoring is focused on identifying patterns of short-term trading activity as well as activity that might be disruptive to the funds' investment operations. The McMorgan Funds reserve the right to reject any purchases or exchanges that are disruptive to the management of a Fund.

Personal Trading. Certain Trustees and executives of McMorgan & Company LLC own shares of the McMorgan Funds. We invest for the long-term and do not engage in any abusive market timing of McMorgan Fund shares. We are reviewing the mutual fund investing activities of all our employees and will take decisive remedial action if we determine abusive trading has occurred. Again, we have not encountered any abusive trading thus far.

We will continue to closely monitor your Funds to be sure that they are managed in accordance with their investment objectives and policies, as well as the shareholders' best interest. The protection of your investment in the Funds, as always, remains our top priority.

Thank you for your continued investment in McMorgan Funds.


/s/ Terry A. O'Toole



Terry A. O'Toole
Chairman of the Board

                                                                          Review

The equity market rally that began in March continued through the second half of the year as better-than-expected economic growth led to significant earnings improvement. The S&P 500 finished the year at its highest level since 1999. For the one-year period ending December 31, 2003, the S&P 500 was up 28.68% compared to 23.44% for the McMorgan Equity Investment Fund (Original Class).

Key changes to the equity portion of the McMorgan Balanced and the Equity Investment Fund took place in the first quarter of the year. Many lower quality companies with inconsistent (or no) earnings growth were trimmed or eliminated, while high quality companies with consistent earnings were emphasized. Holdings in the portfolio were reduced from about 100 to around 80. Sector weights in Consumer Staples and Consumer Services were increased, while sector weights in Technology and Financial Services were decreased.

The characteristics of the equity portion of the McMorgan Balanced and Equity Investment Funds remain close to those of the S&P 500. The fund continues to emphasize capitalization and quality. At the end of the second quarter, the weighted average capitalization for the portfolio was $105.6 billion compared to the $90.0 billion for the S&P 500.

Bond market returns were unspectacular for 2003 when compared to equities. However, for a market that began the year with widespread consensus for rising yields, the coupon-like return provided by broad bond market indices was respectable.

The Lehman Gov't/Credit composite returned 4.67% and the McMorgan Intermediate Fixed Income and Fixed Income Funds (Original Class) participated in the market, returning 3.75% and 4.14% respectively. After reaching 40-year lows in May, interest rates have moved somewhat higher. Yields in the fixed income market remain low by historical standards, but are reasonable given the slower than normal GDP growth. The US Treasury yield curve remains very steep, with short rates much lower than longer rates. The McMorgan Balanced Fund (Original Class), which held approximately 60% stocks and 40% bonds for the year, returned 16.40% over the past twelve months.

----------
Past performance is not a guarantee of future results. Shares, when redeemed, may be more or less than their original cost.

S&P 500 is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use. Standard & Poor's does not sponsor, endorse, sell or promote the Funds or represent the advisability of investing in the Funds. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

The Lehman Brothers Gov't/Credit and Intermediate Gov't/Credit indices include issues of the U.S. Government and agencies thereof, as well as fixed rate debt issues that are rated investment grade by Moody's, S&P, or Fitch, in that order, with at least one year to maturity.

On November 1st, McMorgan Funds established the McMorgan High Yield Fund. The establishment of the High Yield Fund now provides an investment vehicle for McMorgan Fund clients into higher yielding fixed income investments. For the two months ending December 31st 2003 the fund had a return of 3.91%. This compares to the 3.82% return for the Lehman High Yield Index, and 3.95% for the Citigroup Cash Pay Index benchmarks.

The low level of short term rates continues to significantly affect the McMorgan Principal Preservation Fund. During the last 12 months, the 7-day current yield dropped to 0.84%. This historically low yield continues to impact those relying on short term investments to provide income.


                                                                         Outlook

Although a repeat of 2003's strong performance is unlikely, returns should remain in positive territory as we expect real economic growth to be consistent with a 4% GDP level. We also expect a return to favor of higher quality, larger stocks, which are trading at relatively attractive valuations compared to smaller, lower quality companies. Dividends will matter as yields from many established companies are higher than cash equivalents and bonds. Investors will move back to the more useful valuation tools such as return on capital, cash flow and strong balance sheets in assessing attractive common stocks.

Bond investors can expect to earn their coupons, which are low by historical standards. Cash yields are at extremely low levels . The equity market remains in the spotlight. Earnings growth is clearly on an upward trend and the quality of earnings is better than we have seen in years. Creative accounting is more difficult and balance sheets have improved dramatically, thanks to low interest rates. The real factor supporting a positive outlook is the fact that economic activity has picked up. We are now seeing signs of a healthy rotation into quality companies, which should sustain investor confidence. Of course, there are risks associated with equity investing and to ignore them with the market at these levels would be unrealistic.

Corporate America is in good health, the global economies are rebounding and quality companies at attractive valuations can still to be discovered, with good research and discipline. Our perception is that America is resilient and we expect 2004 to prove us right.

The key to effective portfolio management is to emphasize both return potential and risk control. McMorgan Funds practices risk control by strictly adhering to the principles of diversification and the continuous review of portfolio characteristics versus predetermined measures and benchmark levels. Our risk control measures limit exposure to uncompensated risks but don't protect against loss in case of benchmark declines.

                                                     Principal Preservation Fund
                                                               December 31, 2003

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 53% of the portfolio. The 7-day current yield and 30-day SEC yield as of December 31, 2003 were 0.84% and 0.86% respectively.

Diversification
Repurchase Agreement 1%
Commercial Paper    40%
Government          53%
Bond                 6%

Credit Quality
Government          53%
A-1/P-1             38%
A-2/P-2              9%

Maturity
1-15 days           41%
31-90 days          27%
91+ days            26%
16-30 days           6%

Average Annual Return (%)

                                                7-Day Current      One           Three          Five        Since
                                                    Yield          Year          Years         Years      Inception*
                                                    -----          ----          -----         -----      ----------
McMorgan Principal Preservation Fund                 0.84          0.97          2.24           3.55         4.38

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                           Principal Preservation Fund
          7-Day Current Yield (%) December 31, 2002 - December 31, 2003

                                [GRAPH OMITTED]

12/31/2002       1.35
 1/31/2003       1.14
 2/28/2003       1.08
 3/31/2003       1.06
 4/30/2003       1.03
 5/31/2003       1.01
 6/30/2003       0.99
 7/31/2003       0.90
 8/31/2003       0.89
 9/30/2003       0.84
10/31/2003       0.82
11/30/2003       0.85
12/31/2003       0.84

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* The Fund's inception date was July 13, 1994.

                                                 Intermediate Fixed Income Fund
                                                              December 31, 2003

This Fund emphasizes high quality and diversification. Government bonds and Aaa-rated bonds represent 58% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.91 years seeks to limit sensitivity to interest rate changes.

                                                  NASDAQ Symbol:  MCMNX
Diversification
Corporate           43%
Mortgage            33%
Government          23%
Cash                 1%

Bond Quality
Government          52%
A                   18%
Aa                   9%
Baa                 15%
Aaa                  6%

Maturity
1-5 years           51%
5-10 years          47%
Short-term           2%
10+ Years            0%

Average Annual Returns* (%)

                                                          One        Three      Five       Since
                                                         Year        Years      Years   Inception**
                                                         ----        -----      -----   -----------
McMorgan Intermediate Fixed Income Fund                  3.75        6.52       5.77        6.62

McMorgan Intermediate Fixed Income Fund (Class Z)***     3.38         N/A        N/A        5.20

Lehman Brothers Intermediate Gov't/Credit Index          4.31        7.68       6.65        7.23

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                                [GRAPH OMITTED]

--------------------------------------------------------------------------------
                         Intermediate Fixed Income Fund

                                    Lehman Intermediate   McMorgan Intermediate
                                       Govt/Credit         Fixed Income Fund
                                    -------------------   ---------------------
             7/14/1994                   $10,000                $10,000
             7/31/1994                   $10,073                $10,050
             8/31/1994                   $10,105                $10,046
             9/30/1994                   $10,012                 $9,969
            10/31/1994                   $10,011                 $9,965
            11/30/1994                    $9,966                 $9,921
            12/31/1994                   $10,000                 $9,957
             1/31/1995                   $10,169                $10,122
             2/28/1995                   $10,380                $10,350
             3/31/1995                   $10,439                $10,399
             4/30/1995                   $10,567                $10,518
             5/31/1995                   $10,887                $10,849
             6/30/1995                   $10,960                $10,919
             7/31/1995                   $10,961                $10,914
             8/31/1995                   $11,060                $11,002
             9/30/1995                   $11,140                $11,079
            10/31/1995                   $11,264                $11,210
            11/30/1995                   $11,411                $11,343
            12/31/1995                   $11,531                $11,445
             1/31/1996                   $11,630                $11,540
             2/29/1996                   $11,494                $11,402
             3/31/1996                   $11,436                $11,341
             4/30/1996                   $11,396                $11,322
             5/31/1996                   $11,386                $11,304
             6/30/1996                   $11,507                $11,422
             7/31/1996                   $11,542                $11,463
             8/31/1996                   $11,551                $11,465
             9/30/1996                   $11,711                $11,619
            10/31/1996                   $11,919                $11,830
            11/30/1996                   $12,076                $11,985
            12/31/1996                   $11,999                $11,918
             1/31/1997                   $12,046                $11,959
             2/28/1997                   $12,068                $11,967
             3/31/1997                   $11,985                $11,882
             4/30/1997                   $12,125                $12,020
             5/31/1997                   $12,226                $12,124
             6/30/1997                   $12,337                $12,238
             7/31/1997                   $12,588                $12,508
             8/31/1997                   $12,525                $12,432
             9/30/1997                   $12,670                $12,584
            10/31/1997                   $12,811                $12,761
            11/30/1997                   $12,839                $12,745
            12/31/1997                   $12,942                $12,860
             1/31/1998                   $13,111                $13,034
             2/28/1998                   $13,101                $13,017
             3/31/1998                   $13,143                $13,051
             4/30/1998                   $13,208                $13,106
             5/31/1998                   $13,305                $13,219
             6/30/1998                   $13,390                $13,301
             7/31/1998                   $13,437                $13,335
             8/31/1998                   $13,648                $13,586
             9/30/1998                   $13,990                $13,873
            10/31/1998                   $13,976                $13,791
            11/30/1998                   $13,975                $13,822
            12/31/1998                   $14,031                $13,865

--------------------------------------------------------------------------------
                         Intermediate Fixed Income Fund

                                    Lehman Intermediate   McMorgan Intermediate
                                       Govt/Credit         Fixed Income Fund
                                    -------------------   ---------------------

             1/31/1999                   $14,108                $13,935
             2/28/1999                   $13,901                $13,731
             3/31/1999                   $14,005                $13,869
             4/30/1999                   $14,048                $13,873
             5/31/1999                   $13,940                $13,749
             6/30/1999                   $13,950                $13,733
             7/31/1999                   $13,937                $13,698
             8/31/1999                   $13,948                $13,678
             9/30/1999                   $14,078                $13,817
            10/31/1999                   $14,115                $13,839
            11/30/1999                   $14,132                $13,871
            12/31/1999                   $14,085                $13,822
             1/31/2000                   $14,033                $13,756
             2/29/2000                   $14,148                $13,870
             3/31/2000                   $14,295                $13,990
             4/30/2000                   $14,262                $13,931
             5/31/2000                   $14,285                $13,950
             6/30/2000                   $14,536                $14,215
             7/31/2000                   $14,647                $14,309
             8/31/2000                   $14,820                $14,442
             9/30/2000                   $14,955                $14,614
            10/31/2000                   $15,023                $14,650
            11/30/2000                   $15,228                $14,878
            12/31/2000                   $15,508                $15,183
             1/31/2001                   $15,762                $15,439
             2/28/2001                   $15,912                $15,617
             3/31/2001                   $16,034                $15,744
             4/30/2001                   $15,993                $15,687
             5/31/2001                   $16,082                $15,757
             6/30/2001                   $16,142                $15,831
             7/31/2001                   $16,478                $16,163
             8/31/2001                   $16,642                $16,310
             9/30/2001                   $16,885                $16,588
            10/31/2001                   $17,166                $16,760
            11/30/2001                   $16,994                $16,456
            12/31/2001                   $16,901                $16,394
             1/31/2002                   $16,988                $16,448
             2/28/2002                   $17,123                $16,608
             3/31/2002                   $16,862                $16,338
             4/30/2002                   $17,141                $16,527
             5/31/2002                   $17,312                $16,757
             6/30/2002                   $17,461                $16,778
             7/31/2002                   $17,667                $16,988
             8/31/2002                   $17,930                $17,145
             9/30/2002                   $18,251                $17,399
            10/31/2002                   $18,180                $17,322
            11/30/2002                   $18,164                $17,336
            12/31/2002                   $18,560                $17,690
             1/31/2003                   $18,558                $17,687
             2/28/2003                   $18,819                $17,991
             3/31/2003                   $18,838                $17,933
             4/30/2003                   $18,981                $18,059
             5/31/2003                   $19,363                $18,473
             6/30/2003                   $19,349                $18,421
             7/31/2003                   $18,823                $17,828
             8/31/2003                   $18,868                $17,878
             9/30/2003                   $19,346                $18,381
            10/31/2003                   $19,164                $18,169
            11/30/2003                   $19,191                $18,198
            12/31/2003                   $19,370                $18,352

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Ratings such as "Aaa" refer to individual bonds and not to the Fund.
  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994.
***The Fund's inception date for Class Z shares was September 4, 2001.

                                                              Fixed Income Fund
                                                              December 31, 2003

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 7.18 years, 2.27 years longer than the Intermediate Fixed Income Fund.

                                                            NASDAQ Symbol: MCMFX

Diversification
Corporate           45%
Government           8%
Mortgage            44%
Cash                 3%

Bond Quality
Government          47%
A                   18%
Baa                 16%
Aaa                 10%
Aa                   9%

Maturity
10+ years            8%
5-10 years          71%
1-5 years           21%

Average Annual Returns* (%)

                                               One       Three       Five       Since
                                              Year       Years       Years    Inception**
                                              ----       -----       -----    -----------
McMorgan Fixed Income Fund                    4.14       7.33        6.17       7.34

McMorgan Fixed Income Fund (Class Z)***       3.90        N/A         N/A       6.51

Lehman Brothers Government/Credit Index       4.67       8.04        6.66       7.79

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                                [GRAPH OMITTED]

--------------------------------------------------------------------------------
                               Fixed Income Fund

                                     Lehman             McMorgan Fixed
                                   Govt/Credit           Income Fund
                                   -----------          --------------
             7/14/1994               $10,000                $10,000
             7/31/1994               $10,113                $10,070
             8/31/1994               $10,117                $10,097
             9/30/1994                $9,964                 $9,937
            10/31/1994                $9,953                 $9,911
            11/30/1994                $9,935                 $9,855
            12/31/1994               $10,001                 $9,927
             1/31/1995               $10,193                $10,114
             2/28/1995               $10,429                $10,384
             3/31/1995               $10,499                $10,460
             4/30/1995               $10,645                $10,605
             5/31/1995               $11,091                $11,060
             6/30/1995               $11,180                $11,155
             7/31/1995               $11,136                $11,111
             8/31/1995               $11,279                $11,257
             9/30/1995               $11,394                $11,365
            10/31/1995               $11,562                $11,534
            11/30/1995               $11,752                $11,716
            12/31/1995               $11,925                $11,842
             1/31/1996               $11,999                $11,930
             2/29/1996               $11,745                $11,688
             3/31/1996               $11,646                $11,588
             4/30/1996               $11,566                $11,486
             5/31/1996               $11,546                $11,460
             6/30/1996               $11,700                $11,619
             7/31/1996               $11,726                $11,630
             8/31/1996               $11,698                $11,606
             9/30/1996               $11,907                $11,821
            10/31/1996               $12,184                $12,105
            11/30/1996               $12,408                $12,336
            12/31/1996               $12,270                $12,203
             1/31/1997               $12,285                $12,226
             2/28/1997               $12,311                $12,239
             3/31/1997               $12,164                $12,086
             4/30/1997               $12,342                $12,264
             5/31/1997               $12,457                $12,375
             6/30/1997               $12,606                $12,516
             7/31/1997               $12,992                $12,913
             8/31/1997               $12,847                $12,759
             9/30/1997               $13,048                $12,966
            10/31/1997               $13,257                $13,182
            11/30/1997               $13,327                $13,214
            12/31/1997               $13,467                $13,365
             1/31/1998               $13,657                $13,574
             2/28/1998               $13,630                $13,517
             3/31/1998               $13,672                $13,563
             4/30/1998               $13,740                $13,619
             5/31/1998               $13,887                $13,747
             6/30/1998               $14,029                $13,857
             7/31/1998               $14,040                $13,867
             8/31/1998               $14,314                $14,172
             9/30/1998               $14,723                $14,569
            10/31/1998               $14,619                $14,385
            11/30/1998               $14,707                $14,447
            12/31/1998               $14,742                $14,504

--------------------------------------------------------------------------------
                               Fixed Income Fund

                                     Lehman             McMorgan Fixed
                                   Govt/Credit           Income Fund
                                   -----------          --------------
             1/31/1999               $14,847                $14,570
             2/28/1999               $14,493                $14,250
             3/31/1999               $14,566                $14,419
             4/30/1999               $14,602                $14,402
             5/31/1999               $14,452                $14,224
             6/30/1999               $14,407                $14,182
             7/31/1999               $14,367                $14,138
             8/31/1999               $14,355                $14,092
             9/30/1999               $14,484                $14,250
            10/31/1999               $14,522                $14,261
            11/30/1999               $14,513                $14,284
            12/31/1999               $14,425                $14,188
             1/31/2000               $14,420                $14,144
             2/29/2000               $14,602                $14,313
             3/31/2000               $14,812                $14,498
             4/30/2000               $14,740                $14,385
             5/31/2000               $14,726                $14,353
             6/30/2000               $15,027                $14,682
             7/31/2000               $15,186                $14,797
             8/31/2000               $15,400                $14,994
             9/30/2000               $15,459                $15,141
            10/31/2000               $15,556                $15,167
            11/30/2000               $15,822                $15,483
            12/31/2000               $16,134                $15,826
             1/31/2001               $16,405                $16,099
             2/28/2001               $16,574                $16,312
             3/31/2001               $16,650                $16,365
             4/30/2001               $16,525                $16,235
             5/31/2001               $16,621                $16,307
             6/30/2001               $16,701                $16,353
             7/31/2001               $17,117                $16,798
             8/31/2001               $17,336                $16,996
             9/30/2001               $17,495                $17,207
            10/31/2001               $17,940                $17,506
            11/30/2001               $17,646                $17,093
            12/31/2001               $17,506                $16,938
             1/31/2002               $17,634                $17,037
             2/28/2002               $17,784                $17,280
             3/31/2002               $17,423                $16,848
             4/30/2002               $17,761                $17,143
             5/31/2002               $17,924                $17,396
             6/30/2002               $18,077                $17,467
             7/31/2002               $18,293                $17,748
             8/31/2002               $18,703                $18,105
             9/30/2002               $19,105                $18,467
            10/31/2002               $18,922                $18,261
            11/30/2002               $18,933                $18,278
            12/31/2002               $19,435                $18,790
             1/31/2003               $19,435                $18,728
             2/28/2003               $19,781                $19,168
             3/31/2003               $19,755                $19,073
             4/30/2003               $19,967                $19,272
             5/31/2003               $20,534                $19,857
             6/30/2003               $20,452                $19,749
             7/31/2003               $19,595                $18,797
             8/31/2003               $19,724                $18,899
             9/30/2003               $20,349                $19,600
            10/31/2003               $20,091                $19,305
            11/30/2003               $20,145                $19,375
            12/31/2003               $20,350                $19,566

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.
Ratings such as "Aaa" refer to individual bonds and not to the Fund.
   *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994. ***The Fund's inception date for Class Z shares was February 1, 2001.

                                                                High Yield Fund
                                                              December 31, 2003

The High Yield Fund invests primarily in securities that are rated below investment grade. The fund has an average duration of 4.56 years and an average coupon of 8.40%. The fund is sub-advised by Securities Investment, a subsidiary of New York Life Investment Management, LLC.

                                                            NASDAQ Symbol: MCMHX

Diversification
Bonds               96%
Preferred Stocks     2%
Cash                 2%

Bond Quality
B                   60%
Caa                 17%
Ba                  13%
NR                   7%
Ca                   3%

Maturity
5-10 years          80%
10+ years           11%
3-5 years            8%
0-3 years            1%

Average Annual Returns* (%)

                                               One       Three       Five       Since
                                               Year      Years       Years   Inception**
                                               ----      -----       -----   -----------
McMorgan High Yield Fund                       N/A        N/A         N/A       3.91

Citigroup Cash Pay High Yield                  N/A        N/A         N/A       3.95

Lehman High Yield                              N/A        N/A         N/A       3.82

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                                High Yield Fund

                                [GRAPH OMITTED]

                           MCMHX        Lehman      Citigroup
                          -------       -------     ---------
             11/03/03     $10,000       $10,000      $10,000
             11/30/03     $10,060       $10,152      $10,140
             12/31/03     $10,391       $10,381      $10,395


This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.
Ratings such as "B" refer to individual bonds and not to the Fund.
 *Before taxes on distributions or redemption of Fund shares.
**The Fund's inception date for Class McMorgan shares was November 3, 2003.

                                                            Balanced Fund
                                                        December 31, 2003

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 65% of the Fund, bonds about 32%, and cash about 3%. The common stock portion is well diversified among 82 companies that represent all economic sectors. The Fund's bond portion is 57% U.S. Government and Aaa-rated securities with a weighted average maturity of 7.22 years.

                                                            NASDAQ Symbol: MCMBX

Asset Allocation
Stocks              65%
Corporate Bonds     14%
Mortgage Securities 15%
Government Bonds     3%
Cash                 3%


Fixed Income Quality
Gov't               47%
A                   19%
Baa                 16%
Aaa                 10%
Aa                   8%

Ten Largest
Equity Holdings
                          (% equity assets)

Citigroup, Inc.                  4.2
Pfizer, Inc.                     4.0
Microsoft Corp.                  3.4
Intel Corp.                      3.0
General Electric Co.             2.8
Cisco Systems, Inc.              2.4
Exxon Mobil Corp.                2.3
Johnson & Johnson                2.2
American Intl. Group Inc.        2.1
Hewlett Packard Co.              2.1
                                28.5

Average Annual Returns* (%)

                                                One         Three       Five         Since
                                               Year         Years       Years      Inception**
                                               ----         -----       -----      -----------
McMorgan Balanced Fund                         16.40        -0.24       1.37          9.72

McMorgan Balanced Fund (Class Z)***            16.12          N/A        N/A         -1.30

Lehman Brothers Gov't/Credit Index              4.67         8.04       6.66          7.79

Standard & Poor's 500 Index                    28.68        -4.05      -0.57         11.88

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                                [GRAPH OMITTED]

--------------------------------------------------------------------------------
                                 Balanced Fund


                          McMorgan                  Lehman              S&P
                       Balanced Fund              Govt/Credit           500
                       -------------              -----------         -------
     7/14/1994            $10,000                  $10,000            $10,000
     7/31/1994            $10,070                  $10,113            $10,110
     8/31/1994            $10,300                  $10,117            $10,521
     9/30/1994            $10,081                   $9,964            $10,268
    10/31/1994            $10,152                   $9,953            $10,503
    11/30/1994             $9,961                   $9,935            $10,118
    12/31/1994            $10,079                  $10,001            $10,265
     1/31/1995            $10,282                  $10,193            $10,532
     2/28/1995            $10,608                  $10,429            $10,941
     3/31/1995            $10,767                  $10,499            $11,265
     4/30/1995            $11,054                  $10,645            $11,595
     5/31/1995            $11,514                  $11,091            $12,054
     6/30/1995            $11,731                  $11,180            $12,337
     7/31/1995            $11,938                  $11,136            $12,749
     8/31/1995            $12,021                  $11,279            $12,780
     9/30/1995            $12,390                  $11,394            $13,317
    10/31/1995            $12,411                  $11,562            $13,270
    11/30/1995            $12,807                  $11,752            $13,854
    12/31/1995            $12,972                  $11,925            $14,113
     1/31/1996            $13,311                  $11,999            $14,598
     2/29/1996            $13,311                  $11,745            $14,739
     3/31/1996            $13,316                  $11,646            $14,880
     4/30/1996            $13,412                  $11,566            $15,099
     5/31/1996            $13,594                  $11,546            $15,488
     6/30/1996            $13,710                  $11,700            $15,552
     7/31/1996            $13,409                  $11,726            $14,858
     8/31/1996            $13,527                  $11,698            $15,173
     9/30/1996            $14,077                  $11,907            $16,027
    10/31/1996            $14,510                  $12,184            $16,468
    11/30/1996            $15,344                  $12,408            $17,718
    12/31/1996            $15,081                  $12,270            $17,376
     1/31/1997            $15,715                  $12,285            $18,455
     2/28/1997            $15,737                  $12,311            $18,603
     3/31/1997            $15,325                  $12,164            $17,829
     4/30/1997            $15,919                  $12,342            $18,893
     5/31/1997            $16,513                  $12,457            $20,053
     6/30/1997            $16,952                  $12,606            $20,946
     7/31/1997            $18,160                  $12,992            $22,611
     8/31/1997            $17,584                  $12,847            $21,356
     9/30/1997            $18,300                  $13,048            $22,520
    10/31/1997            $18,066                  $13,257            $21,779
    11/30/1997            $18,467                  $13,327            $22,779
    12/31/1997            $18,649                  $13,467            $23,161
     1/31/1998            $18,964                  $13,657            $23,423
     2/28/1998            $19,651                  $13,630            $25,107
     3/31/1998            $20,097                  $13,672            $26,395
     4/30/1998            $20,357                  $13,740            $26,670
     5/31/1998            $20,176                  $13,887            $26,206
     6/30/1998            $20,641                  $14,029            $27,270
     7/31/1998            $20,664                  $14,040            $26,981
     8/31/1998            $19,149                  $14,314            $23,085
     9/30/1998            $20,098                  $14,723            $24,571
    10/31/1998            $21,028                  $14,619            $26,562
    11/30/1998            $21,877                  $14,707            $28,171
    12/31/1998            $22,495                  $14,742            $29,811

--------------------------------------------------------------------------------
                                 Balanced Fund

                          McMorgan                  Lehman              S&P
                       Balanced Fund              Govt/Credit           500
                       -------------              -----------         -------
     1/31/1999            $22,937                  $14,847            $31,045
     2/28/1999            $22,310                  $14,493            $30,079
     3/31/1999            $22,676                  $14,566            $31,289
     4/30/1999            $23,271                  $14,602            $32,481
     5/31/1999            $22,898                  $14,452            $31,730
     6/30/1999            $23,654                  $14,407            $33,466
     7/31/1999            $23,326                  $14,367            $32,432
     8/31/1999            $23,290                  $14,355            $32,286
     9/30/1999            $22,914                  $14,484            $31,392
    10/31/1999            $23,540                  $14,522            $33,388
    11/30/1999            $23,753                  $14,513            $34,066
    12/31/1999            $24,079                  $14,425            $36,073
     1/31/2000            $23,596                  $14,420            $34,262
     2/29/2000            $23,160                  $14,602            $33,614
     3/31/2000            $24,582                  $14,812            $36,902
     4/30/2000            $24,132                  $14,740            $35,792
     5/31/2000            $23,949                  $14,726            $35,044
     6/30/2000            $24,405                  $15,027            $35,916
     7/31/2000            $24,331                  $15,186            $35,355
     8/31/2000            $25,409                  $15,400            $37,536
     9/30/2000            $24,577                  $15,459            $35,554
    10/31/2000            $24,947                  $15,556            $35,404
    11/30/2000            $23,985                  $15,822            $32,613
    12/31/2000            $24,250                  $16,134            $32,772
     1/31/2001            $25,049                  $16,405            $33,935
     2/28/2001            $23,785                  $16,574            $30,841
     3/31/2001            $23,017                  $16,650            $28,887
     4/30/2001            $24,016                  $16,525            $31,132
     5/31/2001            $24,042                  $16,621            $31,340
     6/30/2001            $23,711                  $16,701            $30,578
     7/31/2001            $23,829                  $17,117            $30,277
     8/31/2001            $23,162                  $17,336            $28,382
     9/30/2001            $22,325                  $17,495            $26,090
    10/31/2001            $22,838                  $17,940            $26,588
    11/30/2001            $23,615                  $17,646            $28,628
    12/31/2001            $23,490                  $17,506            $28,879
     1/31/2002            $23,108                  $17,634            $28,457
     2/28/2002            $22,876                  $17,784            $27,909
     3/31/2002            $23,167                  $17,423            $28,958
     4/30/2002            $22,357                  $17,761            $27,202
     5/31/2002            $22,508                  $17,924            $27,001
     6/30/2002            $21,422                  $18,077            $25,078
     7/31/2002            $20,746                  $18,293            $23,122
     8/31/2002            $20,939                  $18,703            $23,274
     9/30/2002            $19,475                  $19,105            $20,744
    10/31/2002            $20,435                  $18,922            $22,570
    11/30/2002            $21,229                  $18,933            $23,898
    12/31/2002            $20,682                  $19,435            $22,494
     1/31/2003            $20,373                  $19,435            $21,905
     2/28/2003            $20,345                  $19,781            $21,577
     3/31/2003            $20,265                  $19,755            $21,786
     4/30/2003            $21,256                  $19,967            $23,581
     5/31/2003            $21,992                  $20,534            $24,823
     6/30/2003            $22,099                  $20,452            $25,140
     7/31/2003            $21,985                  $19,595            $25,583
     8/31/2003            $22,171                  $19,724            $26,082
     9/30/2003            $22,271                  $20,349            $25,805
    10/31/2003            $22,987                  $20,091            $27,264
    11/30/2003            $23,145                  $20,145            $27,504
    12/31/2003            $24,073                  $20,350            $28,946

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.
Ratings such as "Aaa" refer to individual bonds and not to the Fund.
  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994. ***The Fund's inception date for Class Z shares was January 25, 2001.

                                                         Equity Investment Fund
                                                              December 31, 2003

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 82 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted compared to the Standard & Poor's 500 Stock Index.

                                                           NASDAQ Symbol: MCMEX

Ten Largest Holdings (%)
Citigroup, Inc.             4.2     Cisco Systems, Inc.       2.5
Pfizer, Inc.                4.2     Exxon Mobil Corp.         2.3
Microsoft Corp.             3.4     Hewlett Packard Co.       2.1
General Electric Co.        3.0     US Bancorp Del            2.1
Intel Corp.                 3.0     Johnson & Johnson         2.0
                                                             ----
                                                             28.8

Sector Weightings (%)
Energy                        5.8
Materials                     3.6
Industrials                  10.4
Consumer Discretionary       12.7
Consumer Staples             10.2
Healthcare                   14.0
Financials                   18.1
Information Technology       21.1
Telecomm Service              2.6
Utilities                     1.5
                            -----
                            100.0

Portfolio Characteristics
Price/Earnings Ratio (Trailing)  29.47
Historical Beta                   1.02
Weighted Market Cap.            $105.6 bil


Average Annual Returns* (%)

                                                One         Three       Five         Since
                                               Year         Years       Years      Inception**
                                               ----         -----       -----      -----------
McMorgan Equity Investment Fund                23.44        -6.43       -3.08        10.40

McMorgan Eq. Inv. Fund (Class Z)***            23.16          N/A         N/A        -8.44

Standard & Poor's 500                          28.68        -4.05       -0.57        11.88

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

                                [GRAPH OMITTED]

--------------------------------------------------------------------------------
                               Equity Investment

                                          S&P            McMorgan Equity
                                          500            Investment Fund
                                        -------          ---------------
                  7/14/1994             $10,000             $10,000
                  7/31/1994             $10,110             $10,040
                  8/31/1994             $10,521             $10,440
                  9/30/1994             $10,268             $10,160
                 10/31/1994             $10,503             $10,321
                 11/30/1994             $10,118              $9,990
                 12/31/1994             $10,265             $10,124
                  1/31/1995             $10,532             $10,316
                  2/28/1995             $10,941             $10,710
                  3/31/1995             $11,265             $10,966
                  4/30/1995             $11,595             $11,372
                  5/31/1995             $12,054             $11,787
                  6/30/1995             $12,337             $12,157
                  7/31/1995             $12,749             $12,533
                  8/31/1995             $12,780             $12,554
                  9/30/1995             $13,317             $13,096
                 10/31/1995             $13,270             $13,004
                 11/30/1995             $13,854             $13,545
                 12/31/1995             $14,113             $13,763
                  1/31/1996             $14,598             $14,278
                  2/29/1996             $14,739             $14,514
                  3/31/1996             $14,880             $14,614
                  4/30/1996             $15,099             $14,914
                  5/31/1996             $15,488             $15,296
                  6/30/1996             $15,552             $15,382
                  7/31/1996             $14,858             $14,781
                  8/31/1996             $15,173             $15,061
                  9/30/1996             $16,027             $15,893
                 10/31/1996             $16,468             $16,455
                 11/30/1996             $17,718             $17,817
                 12/31/1996             $17,376             $17,452
                  1/31/1997             $18,455             $18,633
                  2/28/1997             $18,603             $18,633
                  3/31/1997             $17,829             $17,981
                  4/30/1997             $18,893             $18,955
                  5/31/1997             $20,053             $20,024
                  6/30/1997             $20,946             $20,716
                  7/31/1997             $22,611             $22,840
                  8/31/1997             $21,356             $21,883
                  9/30/1997             $22,520             $23,096
                 10/31/1997             $21,779             $22,327
                 11/30/1997             $22,779             $23,160
                 12/31/1997             $23,161             $23,357
                  1/31/1998             $23,423             $23,738
                  2/28/1998             $25,107             $25,243
                  3/31/1998             $26,395             $26,135
                  4/30/1998             $26,670             $26,634
                  5/31/1998             $26,206             $26,082
                  6/30/1998             $27,270             $26,909
                  7/31/1998             $26,981             $26,920
                  8/31/1998             $23,085             $23,345
                  9/30/1998             $24,571             $24,817
                 10/31/1998             $26,562             $26,863
                 11/30/1998             $28,171             $28,601
                 12/31/1998             $29,811             $29,841

--------------------------------------------------------------------------------
                               Equity Investment


                                          S&P            McMorgan Equity
                                          500            Investment Fund
                                        -------          ---------------

                  1/31/1999             $31,045             $30,669
                  2/28/1999             $30,079             $29,702
                  3/31/1999             $31,289             $30,330
                  4/30/1999             $32,481             $31,687
                  5/31/1999             $31,730             $31,052
                  6/30/1999             $33,466             $32,750
                  7/31/1999             $32,432             $32,167
                  8/31/1999             $32,286             $32,124
                  9/30/1999             $31,392             $31,009
                 10/31/1999             $33,388             $32,306
                 11/30/1999             $34,066             $32,587
                 12/31/1999             $36,073             $33,285
                  1/31/2000             $34,262             $32,293
                  2/29/2000             $33,614             $31,049
                  3/31/2000             $36,902             $34,004
                  4/30/2000             $35,792             $33,188
                  5/31/2000             $35,044             $32,801
                  6/30/2000             $35,916             $33,339
                  7/31/2000             $35,355             $33,018
                  8/31/2000             $37,536             $35,129
                  9/30/2000             $35,554             $32,990
                 10/31/2000             $35,404             $33,599
                 11/30/2000             $32,613             $31,075
                 12/31/2000             $32,772             $31,158
                  1/31/2001             $33,935             $32,471
                  2/28/2001             $30,841             $29,549
                  3/31/2001             $28,887             $27,871
                  4/30/2001             $31,132             $29,994
                  5/31/2001             $31,340             $29,970
                  6/30/2001             $30,578             $29,190
                  7/31/2001             $30,277             $28,929
                  8/31/2001             $28,382             $27,325
                  9/30/2001             $26,090             $25,411
                 10/31/2001             $26,588             $26,078
                 11/30/2001             $28,628             $27,983
                 12/31/2001             $28,879             $27,866
                  1/31/2002             $28,457             $27,028
                  2/28/2002             $27,909             $26,335
                  3/31/2002             $28,958             $27,306
                  4/30/2002             $27,202             $25,406
                  5/31/2002             $27,001             $25,431
                  6/30/2002             $25,078             $23,254
                  7/31/2002             $23,122             $21,728
                  8/31/2002             $23,274             $21,777
                  9/30/2002             $20,744             $18,907
                 10/31/2002             $22,570             $20,684
                 11/30/2002             $23,898             $21,983
                 12/31/2002             $22,494             $20,679
                  1/31/2003             $21,905             $20,236
                  2/28/2003             $21,577             $19,855
                  3/31/2003             $21,786             $19,793
                  4/30/2003             $23,581             $21,299
                  5/31/2003             $24,823             $22,090
                  6/30/2003             $25,140             $22,327
                  7/31/2003             $25,583             $22,723
                  8/31/2003             $26,082             $22,933
                  9/30/2003             $25,805             $22,672
                 10/31/2003             $27,264             $23,950
                 11/30/2003             $27,504             $24,174
                 12/31/2003             $28,946             $25,526

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.
   *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994. ***The Fund's inception date for Class Z shares was February 1, 2001.

Principal Preservation Fund
Portfolio of Investments
December 31, 2003 (Unaudited)

FIXED INCOME SECURITIES 100.0%
U.S. GOVERNMENT AGENCY NOTES 52.6%


                                                        Principal     Amortized
                                                         Amount          Cost
                                                       -------------------------
FEDERAL HOME LOAN BANK - 4.8%
 1.04%, due 1/7/04 ................................    $ 5,000,000   $ 4,999,133
 3.38%, due 6/15/04 ...............................      2,000,000     2,019,692
                                                                     -----------
                                                                       7,018,825
                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 (DISCOUNT NOTES) - 22.6%
 1.08%, due 1/5/04-1/21/04 ........................     14,000,000    13,996,778
 1.09%, due 2/4/04 ................................      2,000,000     1,997,941
 1.13%, due 3/18/04 ...............................      2,500,000     2,493,958
 1.15%, due 6/16/04-6/21/04 .......................      5,050,000     5,022,421
 1.29%, due 7/15/04-8/12/04 .......................      4,500,000     4,465,887
 1.31%, due 8/12/04 ...............................      3,000,000     2,975,547
 1.32%, due 11/4/04 ...............................      2,000,000     1,977,413
                                                                     -----------
                                                                      32,929,945
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (DISCOUNT NOTES) - 25.2%
 1.06%, due 1/7/04 ................................      2,000,000     1,999,648
 1.07%, due 1/14/04-3/3/04 ........................      6,000,000     5,991,860
 1.08%, due 1/14/04 ...............................      3,000,000     2,998,835
 1.09%, due 1/2/04 ................................      3,000,000     2,999,912
 1.12%, due 3/3/04-6/9/04 .........................      8,772,000     8,743,663
 1.20%, due 1/9/04 ................................      4,000,000     3,998,933
 1.22%, due 4/2/04 ................................      2,000,000     1,993,764
 1.25%, due 7/14/04 ...............................      3,000,000     2,979,688
 1.35%, due 10/15/04 ..............................      1,000,000       989,200
 1.36%, due 9/13/04 ...............................      4,000,000     3,961,316
                                                                     -----------
                                                                      36,656,819
                                                                     -----------
Total U.S. Government Agency Notes
 (Cost $76,605,589) ...............................                   76,605,589
                                                                     -----------
BONDS - 6.0%
Countrywide Home Loans, Inc.
 7.26%, due 5/10/04(b) ............................      2,000,000     2,040,995
Ford Motor Credit Co.
 6.70%, due 7/16/04(b) ............................      1,300,000     1,332,181
Pepsi Bottling Holdings, Inc.
 5.38%, due 2/17/04(b) ............................      5,350,000     5,378,631
                                                                     -----------
Total Bonds
 (Cost $8,751,807) ................................                    8,751,807
                                                                     -----------
COMMERCIAL PAPER - 40.8%
AT & T Corp.
 1.26%, due 1/5/04 ................................      1,500,000     1,499,790
Archer-Daniels-Midland Co.
 1.14%, due 3/29/04(a) ............................      5,000,000     4,986,067
Barclays U.S. Funding Corp
 1.10%, due 1/20/04 ...............................      3,300,000     3,298,084
CIT Group, Inc.
 1.12%, due 1/5/04 ................................      2,500,000     2,499,689
 1.14%, due 5/17/04 ...............................      2,500,000     2,489,154


                                                       Principal      Amortized
                                                         Amount         Cost
                                                       -------------------------
COMMERCIAL PAPER (Continued)
Cargill, Inc.
 1.07%, due 1/15/04(a) ............................    $5,000,000   $  4,997,919
DaimlerChrysler NA Holdings
 1.33%, due 1/6/04 ................................     1,500,000      1,499,723
Diageo Capital PLC
 1.08%, due 2/3/04(a) .............................     2,000,000      1,998,020
Dominion Resources, Inc.
 1.17%, due 1/21/04(a) ............................     1,400,000      1,399,090
Florida Power & Light Co.
 1.12%, due 3/3/04 ................................     4,035,000      4,027,217
General Electric Capital Co.
 1.09%, due 1/21/04 ...............................     2,500,000      2,498,486
 1.16%, due 4/16/04 ...............................     2,500,000      2,491,461
Hewlett-Packard Co.
 1.10%, due 1/15/04(a) ............................     2,800,000      2,798,802
 1.11%, due 1/15/04(a) ............................     1,356,000      1,355,415
Household Finance Corp.
 1.09%, due 2/6/04 ................................     4,000,000      3,995,640
L'Oreal USA, Inc.
 1.08%, due 1/13/04(a) ............................     2,000,000      1,999,280
National Rural Utilities
 1.08%, due 1/12/04 ...............................     2,500,000      2,499,175
Old Republic Capital Corp.
 1.12%, due 3/9/04(a) .............................     5,000,000      4,989,422
Schering-Plough Corp.
 1.17%, due 1/5/04 ................................     4,000,000      3,999,480
Southern Co. (The)
 1.09%, due 1/13/04(a) ............................     4,000,000      3,998,547
                                                                    ------------
Total Commercial Paper
 (Cost $59,320,461) ...............................                   59,320,461
                                                                    ------------
REPURCHASE AGREEMENT - 0.6%
Bank of America Corp.
 0.80%, due 1/2/04(d) .............................       860,000        860,000
                                                                    ------------
Total Repurchase Agreement
 (Cost $860,000) ..................................                      860,000
                                                                    ------------
Total Fixed Income Securities
 (Cost $145,537,857)(c) ...........................         100.0%   145,537,857
Cash and Other Assets,
 Less Liabilities .................................           0.0(e)      26,465
                                                       ----------   ------------
Net Assets ........................................         100.0%  $145,564,322
                                                       ==========   ============

(a)  May be sold to institutional investors only.
(b)  Coupon interest bearing security.
(c) At December 31, 2003, cost is identical for book and federal income tax purposes.
(d) Collateralized by Federal Home Loan Mortgage Corp. $890,000 par value, 1.07%, due 12/2/04, value $881,367.
(e)  Less than one tenth of a percent.


See accompanying notes to financial statements.

                                                                 McMorgan Funds

Principal Preservation Fund
Statement of Assets and Liabilities
As of December 31, 2003 (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $145,537,857)                                              $145,537,857
 Cash-interest bearing accounts .................................         24,307
 Receivable for securities sold .................................     12,260,173
 Receivable for fund shares sold ................................        588,254
 Interest receivable ............................................        168,533
 Other assets ...................................................         13,996
                                                                    ------------
    Total assets ................................................    158,593,120
                                                                    ------------
Liabilities:
 Fund shares redeemed ...........................................     12,010,947
 Payable for securities purchased ...............................        860,000
 Distributions payable ..........................................        110,098
 Payable to Advisor, net ........................................         13,430
 Admininstration fees payable ...................................          6,397
 Accounting fees payable ........................................          4,027
 Accrued expenses ...............................................         23,899
                                                                    ------------
    Total liabilities ...........................................     13,028,798
                                                                    ------------
Net Assets ......................................................   $145,564,322
                                                                    ============
Net Assets Consist of:
 Capital paid-in ................................................   $145,564,322
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $145,564,322
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................    145,581,856
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $       1.00
                                                                    ============

Statement of Operations
For the six months ended December 31, 2003 (Unaudited)


INVESTMENT INCOME:
 Interest ..........................................................   $ 927,286
                                                                       ---------
Expenses:
 Investment advisory fees (Note E) .................................     197,748
 Administration fees ...............................................      39,476
 Accounting fees ...................................................      24,165
 Transfer agent fees ...............................................      22,573
 Legal fees ........................................................      13,679
 Insurance fees ....................................................      11,759
 Registration expenses .............................................      11,012
 Custodian fees ....................................................      10,764
 Trustees fees .....................................................       7,686
 Auditing fees .....................................................       5,781
 Report to shareholder expense .....................................       5,680
 Miscellaneous expenses ............................................       1,186
                                                                       ---------
    Total expenses .................................................     351,509
 Expenses reimbursed (Note E) ......................................    (114,077)
                                                                       ---------
    Net Expenses                                                         237,432
                                                                       ---------
 Net Investment Income .............................................     689,854
                                                                       ---------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments ..................................         265
                                                                       ---------
Increase in net assets from operations .............................   $ 690,119
                                                                       =========



See accompanying notes to financial statements.

Principal Preservation Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2003 (Unaudited) and the year ended June 30, 2003


                                                    For the           For the
                                                Six Months Ended     Year Ended
                                                    12/31/03          6/30/03
                                                ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income .....................     $     689,854     $   2,181,020
 Net realized gain on investments ..........               265               309
                                                 -------------     -------------
 Increase in net assets ....................           690,119         2,181,329
                                                 -------------     -------------
Dividends and distributions to
  shareholders:
 From net investment income ................          (689,854)       (2,181,020)
 From capital gains ........................              (733)           (2,319)
                                                 -------------     -------------
 Total dividends and distributions to
  shareholders..............................          (690,587)       (2,183,339)
                                                 -------------     -------------
Capital share transactions
 Net proceeds from sale of shares ..........       131,227,256       309,330,274
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions.........................           570,187         2,150,747
                                                 -------------     -------------
                                                   131,797,443       311,481,021
 Cost of shares redeemed ...................      (146,382,974)     (292,455,312)
                                                 -------------     -------------
 Increase (decrease) in net assets derived
  from capital share transactions...........       (14,585,531)       19,025,709
                                                 -------------     -------------
 Total increase (decrease) in net assets ...       (14,585,999)       19,023,699
Net Assets:
 Beginning of period .......................       160,150,321       141,126,622
                                                 -------------     -------------
 End of period .............................     $ 145,564,322     $ 160,150,321
                                                 =============     =============



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Principal Preservation Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                  Class McMorgan
                                                -----------------------------------------------------------------------------------
                                                    For the         For the       For the       For the      For the       For the
                                               Six Months Ended    Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                  12/31/03 ++       6/30/03       6/30/02       6/30/01      6/30/00       6/30/99
                                               ----------------    ----------   ----------    ----------    ----------   ----------
Net asset value, beginning of period ..........    $   1.00         $   1.00     $   1.00      $   1.00      $  1.00       $  1.00
                                                   --------         --------     --------      --------      -------       -------
 Income from investment operations:
 Net investment income ........................        0.00(a)          0.01         0.02          0.06         0.05          0.05
 Net realized gain on investments .............        0.00(a)          0.00(a)        --            --           --            --
                                                   --------         --------     --------      --------      -------       -------
    Total from investment operations ..........        0.00(a)          0.01         0.02          0.06         0.05          0.05
                                                   --------         --------     --------      --------      -------       -------
 Less dividends and distributions:
 From net investment income ...................        0.00(a)         (0.01)       (0.02)        (0.06)       (0.05)        (0.05)
 From capital gains ...........................        0.00(a)          0.00(a)        --            --           --            --
                                                   --------         --------     --------      --------      -------       -------
    Total dividends and distributions .........        0.00(a)         (0.01)       (0.02)        (0.06)       (0.05)        (0.05)
                                                   --------         --------     --------      --------      -------       -------
Net asset value, end of period ................    $   1.00         $   1.00     $   1.00      $   1.00      $  1.00       $  1.00
                                                   ========         ========     ========      ========      =======       =======
Total return ..................................        0.44%(b)         1.30%        2.41%         5.88%        5.48%         4.97%
Ratios/Supplemental Data:
 Net assets, end of period (in 000's) .........    $145,564         $160,150     $141,127      $110,401      $71,038       $85,940
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by
   Advisor ....................................        0.44%+           0.43%        0.47%         0.49%        0.51%         0.61%
 Ratio of expenses to average net assets
   after reimbursement and recovery of expenses
   by Advisor .................................        0.30%+           0.30%        0.30%         0.30%        0.30%         0.30%
 Ratio of net investment income to average net
   assets before reimbursement and recovery
   of expenses by Advisor .....................        0.73%+           1.15%        2.16%         5.47%        5.11%         4.53%
 Ratio of net investment income to average net
   assets after reimbursement and recovery of
   expenses by Advisor ........................        0.87%+           1.28%        2.33%         5.66%        5.32%         4.84%

---------------
(a) Less than one cent per share
(b) Total return is not annualized
 +  Annualized.
++  Unaudited.


See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Portfolio of Investments
December 31, 2003 (Unaudited)

FIXED INCOME SECURITIES 98.6%
CORPORATE BONDS 42.8%

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
CONSUMER DISCRETIONARY - 6.1%
Comcast Corp.
 5.50%, due 3/15/11 ................................    $3,010,000   $ 3,128,660
 5.85%, due 1/15/10 ................................        60,000        64,063
Cox Communications, Inc.
 6.75%, due 3/15/11 ................................     1,290,000     1,461,462
 7.75%, due 8/15/06 ................................       485,000       544,002
General Motors Corp.
 7.20%, due 1/15/11 ................................     1,155,000     1,269,906
Liberty Media Corp.
 3.50%, due 9/25/06 ................................     1,545,000     1,552,720
Target Corp.
 5.375%, due 6/15/09 ...............................     1,365,000     1,463,051
Time Warner, Inc.
 6.15%, due 5/1/07 .................................        80,000        87,043
 6.75%, due 4/15/11 ................................     1,300,000     1,452,052
 6.875%, due 5/1/12 ................................       815,000       917,123
                                                                     -----------
                                                                      11,940,082
                                                                     -----------
CONSUMER STAPLES - 1.7%
Albertson's, Inc.
 7.50%, due 2/15/11 ................................     1,620,000     1,857,095
Kraft Foods, Inc.
 5.25%, due 6/1/07 .................................     1,035,000     1,101,139
 6.25%, due 6/1/12 .................................       300,000       326,958
                                                                     -----------
                                                                       3,285,192
                                                                     -----------
ENERGY - 1.7%
Anadarko Petroleum Corp.
 3.25%, due 5/1/08 .................................       760,000       746,297
 5.375%, due 3/1/07 ................................       615,000       657,470
Conoco Funding Co.
 5.45%, due 10/15/06 ...............................        30,000        32,187
 6.35%, due 10/15/11 ...............................     1,700,000     1,905,969
                                                                     -----------
                                                                       3,341,923
                                                                     -----------
FINANCIALS - 19.8%
Aegon N.V.
 4.75%, due 6/1/13 .................................       810,000       789,831
American General Finance Corp.
 5.375%, due 9/1/09 ................................       270,000       288,303
Associates Corp. of North America
 6.25%, due 11/1/08 ................................       925,000     1,027,723
Bank of America Corp.
 5.875%, due 2/15/09 ...............................     2,085,000     2,284,526
 6.375%, due 2/15/08 ...............................     1,060,000     1,174,440
Capital One Bank
 5.75%, due 9/15/10 ................................       620,000       655,855
 6.875%, due 2/1/06 ................................     1,170,000     1,265,704

                                                         Principal
                                                           Amount        Value
                                                         -----------------------
FINANCIALS (Continued)
CitiFinancial Credit Co.
 6.25%, due 1/1/08 ..................................    $  675,000   $  740,858
Citigroup, Inc.
 7.25%, due 10/1/10 .................................     2,350,000    2,739,061
Countrywide Home Loans, Inc.
 3.25%, due 5/21/08 .................................     1,585,000    1,558,906
Credit Suisse FirstBoston USA, Inc.
 3.875%, due 1/15/09 ................................       900,000      898,926
Ford Motor Credit Co.
 5.80%, due 1/12/09 .................................     1,440,000    1,482,988
General Electric Capital Corp.
 4.25%, due 12/1/10 .................................     1,135,000    1,129,383
 5.875%, due 2/15/12 ................................       550,000      591,104
General Motors Acceptance Corp.
 6.125%, due 8/28/07 ................................        25,000       26,853
 7.75%, due 1/19/10 .................................     1,410,000    1,598,317
Goldman Sachs Group, Inc. (The)
 7.35%, due 10/1/09 .................................     1,090,000    1,271,240
Household Finance Corp.
 5.875%, due 2/1/09 .................................       945,000    1,026,236
 6.375%, due 10/15/11 ...............................     1,580,000    1,739,871
 6.40%, due 6/17/08 .................................        28,000       31,044
Lehman Brothers Holdings, Inc.
 4.375%, due 11/30/10 ...............................       745,000      744,710
MBNA Corp.
 5.625%, due 11/30/07 ...............................       445,000      476,157
 6.125%, due 3/1/13 .................................       395,000      424,137
 7.125%, due 11/15/12 ...............................     1,165,000    1,332,261
Merrill Lynch & Co., Inc.
 4.50%, due 11/4/10 .................................       960,000      969,150
 6.13%, due 5/16/06 .................................       445,000      484,375
MetLife, Inc.
 6.125%, due 12/1/11 ................................     1,865,000    2,033,963
Morgan Stanley
 5.80%, due 4/1/07 ..................................     1,565,000    1,701,127
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 .................................       910,000      986,031
 7.25%, due 3/1/2012 ................................       590,000      687,460
Prudential Financial, Inc.
 4.50%, due 7/15/13 .................................       985,000      940,335
SLM Corp.
 4.00%, due 1/15/09 .................................     2,500,000    2,517,173
U.S. Bancorp
 3.125%, due 3/15/08 ................................       910,000      897,391
Verizon Global Funding Corp.
 4.00%, due 1/15/08 .................................        10,000       10,188

See accompanying notes to financial statements.

                                                                 McMorgan Funds

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
FINANCIALS (Continued)
 7.25%, due 12/1/10 ................................    $  445,000   $   512,367
 7.375%, due 9/1/12 ................................       435,000       504,060
Wells Fargo Financial, Inc.
 3.50%, due 4/4/08 .................................        75,000        75,240
 5.875%, due 8/15/08 ...............................     1,320,000     1,448,044
                                                                     -----------
                                                                      39,065,338
                                                                     -----------
HEALTH CARE - 1.0%
Bristol-Myers Squibb Co.
 4.00%, due 8/15/08 (a) ............................        10,000        10,160
 5.75%, due 10/1/11 ................................     1,745,000     1,885,685
                                                                     -----------
                                                                       1,895,845
                                                                     -----------
INDUSTRIALS - 4.8%
Bombardier Capital, Inc.
 6.125%, due 6/29/06 ...............................       605,000       643,569
 7.50%, due 10/17/05 (a) ...........................       650,000       702,812
General Electric Co.
 5.00%, due 2/1/13 .................................     2,025,000     2,047,953
Hertz Corp. (The)
 4.70%, due 10/2/06 ................................     1,515,000     1,541,669
International Lease Finance Corp.
 4.35%, due 9/15/08 ................................     1,190,000     1,214,424
 6.375%, due 3/15/09 ...............................     2,415,000     2,660,424
Textron, Inc.
 4.50%, due 8/1/10 .................................       710,000       717,839
                                                                     -----------
                                                                       9,528,690
                                                                     -----------
INFORMATION TECHNOLOGY - 1.0%
First Data Corp.
 3.375%, due 8/1/08 ................................     1,995,000     1,981,398
Hewlett-Packard Co.
 5.50%, due 7/1/07 .................................        15,000        16,212
                                                                     -----------
                                                                       1,997,610
                                                                     -----------
MATERIALS - 1.9%
Alcoa, Inc.
 4.25%, due 8/15/07 ................................     1,770,000     1,840,400
BHP Finance USA Ltd.
 4.80%, due 4/15/13 ................................       925,000       927,357
Weyerhaeuser Co.
 5.95%, due 11/1/08 ................................       900,000       967,395
                                                                     -----------
                                                                       3,735,152
                                                                     -----------
TELECOMMUNICATION SERVICES - 4.1%
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11 ................................     1,775,000     2,053,934
British Telecommunications PLC
 8.375%, due 12/15/10 ..............................     2,190,000     2,664,958
Citizens Communications Co.
 7.625%, due 8/15/08 ...............................       445,000       487,252
Sprint Capital Corp.
 6.00%, due 1/15/07 ................................       295,000       315,074
 7.625%, due 1/30/11 ...............................       615,000       689,377


                                                        Principal
                                                         Amount         Value
                                                       -------------------------
TELECOMMUNICATION SERVICES (Continued)
Verizon New England, Inc.
 6.50%, due 9/15/11 ...............................    $ 1,690,000   $ 1,862,198
                                                                     -----------
                                                                       8,072,793
                                                                     -----------
UTILITIES - 0.7%
Southern Power Co.
 6.25%, due 7/15/12 ...............................      1,285,000     1,388,457
                                                                     -----------
Total Corporate Bonds
 (Cost $82,888,415) ...............................                   84,251,082
                                                                     -----------
U.S. GOVERNMENT SECURITIES 23.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 23.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.9%
 5.125%, due 7/15/12 ..............................      1,610,000     1,681,697
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.4%
 1.875%, due 9/15/05 ..............................        330,000       330,781
 4.375%, due 3/15/13 ..............................      7,980,000     7,837,349
 5.00%, due 1/15/07 ...............................     28,245,000    30,150,295
 6.375%, due 6/15/09 ..............................      5,180,000     5,857,554
                                                                     -----------
                                                                      44,175,979
                                                                     -----------
GUARANTEED EXPORT CERTIFICATES - 0.1%
 6.13%, due 6/15/04 ...............................         29,412        30,369
 6.28%, due 6/15/04 ...............................         32,353        33,117
 6.55%, due 6/15/04 ...............................         91,165        93,303
                                                                     -----------
                                                                         156,789
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $45,926,488) ...............................                   46,014,465
                                                                     -----------
Total U.S. Government Securities
 (Cost $45,926,488) ...............................                   46,014,465
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 32.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.6%
 4.75%, due 2/15/26 ...............................      1,000,000     1,018,544
 5.50%, due 2/15/32 ...............................        653,559       671,226
 5.75%, due 9/15/16-1/15/28 .......................      2,039,860     2,078,974
 6.00%, due 2/1/11-2/15/27 ........................      1,225,655     1,247,018
 6.50%, due 4/15/22 ...............................        107,082       107,767
                                                                     -----------
                                                                       5,123,529
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.8%
 5.50%, due 12/1/18-7/1/33 ........................     28,175,005    28,871,319
 5.75%, due 3/25/27 ...............................        308,651       308,838
 6.00%, due 4/1/09-12/1/33 ........................     12,401,849    12,779,727
 6.50%, due 12/1/33 ...............................     16,250,000    16,835,254
 9.00%, due 6/25/18 ...............................         17,169        18,964
                                                                     -----------
                                                                      58,814,102
                                                                     -----------
Total Collateralized Mortgage Obligations
 (Cost $63,910,256) ...............................                   63,937,631
                                                                     -----------

See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Portfolio of Investments (Continued)
December 31, 2003 (Unaudited)


                                                        Principal
                                                         Amount         Value
                                                        ------------------------
Total Fixed Income Securities
 (Cost $192,725,159) (b) ...........................       98.6%    $194,203,178
Cash and Other Assets,
 Less Liabilities ..................................        1.4        2,688,045
                                                          -----     ------------
Net Assets .........................................      100.0%    $196,891,223
                                                          =====     ============
(a) May be sold to institutional investors only.
(b) At December 31, 2003, cost is identical
    for book and federal income tax
    purposes and net unrealized
    appreciation is as follows:
    Gross unrealized appreciation ..................                $  2,057,359
    Gross unrealized depreciation ..................                    (579,340)
                                                                    ------------
    Net unrealized appreciation ....................                $  1,478,019
                                                                    ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund
Statement of Assets and Liabilities
As of December 31, 2003 (Unaudited)



ASSETS:
 Investments in securities at value
   (cost $192,725,159) ..........................................   $194,203,178
 Cash-interest bearing accounts .................................      3,125,766
 Dividends and interest receivable ..............................      2,385,941
 Receivable for fund shares sold ................................        136,613
 Other assets ...................................................         20,161
                                                                    ------------
   Total assets .................................................    199,871,659
                                                                    ------------

LIABILITIES:
 Payable for securities purchased ...............................      2,827,809
 Payable for fund shares redeemed ...............................         65,073
 Payable to Advisor, net ........................................         48,939
 Accrued expenses ...............................................         38,615
                                                                    ------------
   Total liabilities ............................................      2,980,436
                                                                    ------------
Net Assets ......................................................   $196,891,223
                                                                    ============

NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $195,615,162
 Accumulated undistributed net investment income ................        122,713
 Accumulated net realized loss on investments ...................       (324,671)
 Net unrealized appreciation on investments .....................      1,478,019
                                                                    ------------
                                                                    $196,891,223
                                                                    ============

Net Assets:
 Class McMorgan .................................................   $194,919,136
 Class Z ........................................................      1,972,087
                                                                    ------------
                                                                    $196,891,223
                                                                    ============

Shares Outstanding:
 Class McMorgan .................................................     18,732,715
                                                                    ============
 Class Z ........................................................        189,560
                                                                    ============

Net asset value and redemption price per share:
 Class McMorgan .................................................   $      10.41
                                                                    ============
 Class Z ........................................................   $      10.40
                                                                    ============

Statement of Operations
For the six months ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest ..................................................    $ 3,897,552
                                                               -----------
Expenses:
 Investment advisory fees (Note E) ........................        339,173
 Administration fees ......................................         54,344
 Accounting fees ..........................................         32,957
 Transfer agent fees ......................................         27,002
 Legal fees ...............................................         16,782
 Registration expenses ....................................         14,627
 Insurance fees ...........................................         11,454
 Custodian fees ...........................................          9,566
 Trustees fees ............................................          9,428
 Auditing fees ............................................          7,290
 Report to shareholder expense ............................          6,396
 12B-1 distribution fees (Class Z) ........................          2,925
 Miscellaneous expenses ...................................         10,736
                                                               -----------
   Total expenses..........................................        542,680
 Expenses reimbursed (Note E) .............................        (52,516)
                                                               -----------
   Net Expenses............................................        490,164
                                                               -----------
Net Investment Income                                            3,407,388
                                                               -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments .........................       (170,935)
 Net change in unrealized appreciation on
   investments.............................................     (3,816,225)
                                                               -----------
 Net realized and unrealized loss on investments ..........     (3,987,160)
                                                               -----------
Decrease in net assets from operations ....................    $  (579,772)
                                                               ===========



See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2003 (Unaudited) and the year ended June 30, 2003


                                                     For the           For the
                                                 Six Months Ended    Year Ended
                                                     12/31/03          6/30/03
                                                 ----------------   ------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $  3,407,388     $  7,971,485
 Net realized gain (loss) on investments ....          (170,935)       7,573,473
 Net change in unrealized appreciation on
   investments...............................        (3,816,225)         393,528
                                                   ------------     ------------
 Increase (decrease) in net assets ..........          (579,772)      15,938,486
                                                   ------------     ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.....................        (3,484,797)      (7,859,517)
   Class Z shares............................           (37,739)        (154,447)
 From capital gains:
   Class McMorgan shares.....................        (5,165,187)        (462,797)
   Class Z shares............................           (50,812)          (9,025)
                                                   ------------     ------------
 Total dividends and distributions to
   shareholders..............................        (8,738,535)      (8,485,786)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        32,004,714       51,402,534
   Class Z shares............................           825,818       10,767,035
 Net asset value of shares issued to
   shareholders in reinvestment of dividends
   and distributions:
   Class McMorgan shares.....................         8,441,910        8,054,825
   Class Z shares............................            88,547          163,472
                                                   ------------     ------------
                                                     41,360,989       70,387,866
 Cost of shares redeemed:
   Class McMorgan shares.....................       (28,025,591)     (39,211,948)
   Class Z shares............................        (2,490,603)      (9,318,787)
                                                   ------------     ------------
 Increase in net assets derived from capital
   share transactions........................        10,844,795       21,857,131
                                                   ------------     ------------
 Total increase in net assets ...............         1,526,488       29,309,831
Net Assets:
 Beginning of period ........................       195,364,735      166,054,904
                                                   ------------     ------------
 End of period (including undistributed net
   investment income of $122,713 and $237,861
   respectively).............................      $196,891,223     $195,364,735
                                                   ============     ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds


Intermediate Fixed Income Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                 For the        For the
                                               Six Months      Six Months       For the        For the         For the
                                                  Ended          Ended        Year Ended      Year Ended     Year Ended
                                               12/31/03++      12/31/03++       6/30/03        6/30/03         6/30/02
                                             --------------    ----------   --------------    ----------   --------------
                                             Class McMorgan     Class Z     Class McMorgan     Class Z     Class McMorgan
                                             --------------    ----------   --------------    ----------   --------------
Net asset value, beginning of period .....      $  10.93        $ 10.92        $  10.46        $ 10.45        $  10.50
                                                --------        -------        --------        -------        --------
Income from investment operations:
 Net investment income ...................          0.19           0.19            0.49           0.47            0.56
 Net realized and unrealized
   gain (loss) on investments ............         (0.24)         (0.25)           0.51           0.50            0.06
                                                --------        -------        --------        -------        --------
   Total from investment operations ......         (0.05)         (0.06)           1.00           0.97            0.62
                                                --------        -------        --------        -------        --------
 Less dividends and distributions:
 From net investment income ..............         (0.19)         (0.18)          (0.50)         (0.47)          (0.57)
 From capital gains ......................         (0.28)         (0.28)          (0.03)         (0.03)          (0.09)
                                                --------        -------        --------        -------        --------
   Total distributions ...................         (0.47)         (0.46)          (0.53)         (0.50)          (0.66)
                                                --------        -------        --------        -------        --------
Net asset value, end of period ...........      $  10.41        $ 10.40        $  10.93        $ 10.92        $  10.46
                                                ========        =======        ========        =======        ========
Total return .............................         (0.37%)(a)     (0.52%)(a)       9.79%          9.53%           5.98%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....      $194,919        $ 1,972        $191,682        $ 3,682        $164,068
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor .. ................          0.55%+         0.80%+          0.57%          0.82%           0.53%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor ...................          0.50%+         0.75%+          0.50%          0.75%           0.50%
 Ratio of net investment income to
   average net assets before reimbursement
   and recovery of expenses by Advisor ...          3.46%+         3.21%+          4.55%          4.30%           5.19%
 Ratio of net investment income to
   average net assets after reimbursement
   and recovery of expenses by Advisor ...          3.52%+         3.27%+          4.62%          4.37%           5.22%
 Porfolio turnover .......................        117.67%        117.67%         204.18%        204.18%          76.07%
__________
 * Class Z commenced operations on September 4, 2001.
(a)Total return is not annualized.
 + Annualized.
++ Unaudited.

                               [RESTUBBED TABLE]

                                                For the         For the           For the          For the
                                             Period Ended      Year Ended       Year Ended        Year Ended
                                               6/30/02*         6/30/01           6/30/00          6/30/99
                                             ------------    --------------   --------------    --------------
                                                Class Z      Class McMorgan   Class McMorgan    Class McMorgan
                                             ------------    --------------   --------------    --------------
Net asset value, beginning of period .....      $10.65          $   9.99         $  10.26          $  10.53
                                                ------          --------         --------          --------
Income from investment operations:
 Net investment income ...................        0.44              0.60             0.58              0.57
 Net realized and unrealized
   gain (loss) on investments ............       (0.10)             0.51            (0.23)            (0.23)
                                                ------          --------         --------          --------
   Total from investment operations ......        0.34              1.11             0.35              0.34
                                                ------          --------         --------          --------
 Less dividends and distributions:
 From net investment income ..............       (0.45)            (0.60)           (0.59)            (0.57)
 From capital gains ......................       (0.09)               --            (0.03)            (0.04)
                                                ------          --------         --------          --------
   Total distributions ...................       (0.54)            (0.60)           (0.62)            (0.61)
                                                ------          --------         --------          --------
Net asset value, end of period ...........      $10.45          $  10.50         $   9.99          $  10.26
                                                ======          ========         ========          ========
Total return .............................        3.25%(a)         11.37%            3.51%             3.25%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....      $1,987          $207,924         $170,822          $153,096
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor ...................        0.78%+            0.50%            0.52%             0.52%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor ...................        0.75%+            0.50%            0.50%             0.50%
 Ratio of net investment income to
   average net assets before reimbursement
   and recovery of expenses by Advisor ...        4.94%+            5.79%            5.79%             5.40%
 Ratio of net investment income to
   average net assets after reimbursement
   and recovery of expenses by Advisor ...        4.97%+            5.79%            5.81%             5.42%
 Porfolio turnover .......................       76.07%            56.64%           25.34%            40.40%
__________
 * Class Z commenced operations on September 4, 2001.
(a)Total return is not annualized.
 + Annualized.
++ Unaudited.

See accompanying notes to financial statements.

Fixed Income Fund
Portfolio of Investments
December 31, 2003 (Unaudited)

FIXED INCOME SECURITIES 97.3%
CORPORATE BONDS 44.3%


                                                          Principal
                                                           Amount        Value
                                                          ----------------------
CONSUMER DISCRETIONARY - 6.7%
AT&T Broadband Corp.
 8.375%, due 3/15/13 .................................    $100,000    $  122,355
Comcast Corp.
 5.50%, due 3/15/11 ..................................     370,000       384,586
Cox Communications, Inc.
 7.125%, due 10/1/12 .................................     255,000       294,120
 7.75%, due 11/1/10 ..................................     415,000       494,373
General Motors Corp.
 7.20%, due 1/15/11 ..................................     550,000       604,717
Liberty Media Corp.
 3.50%, due 9/25/06 ..................................     325,000       326,624
 5.70%, due 5/15/13 ..................................      85,000        85,958
Office Depot, Inc. 144A
 6.25%, due 8/15/13 ..................................     345,000       362,248
Target Corp.
 7.50%, due 8/15/10 ..................................     395,000       468,404
TCI Communications, Inc.
 8.75%, due 8/1/15 ...................................      85,000       107,570
Tele-Communications, Inc.
 9.80%, due 2/1/12 ...................................     310,000       404,378
Time Warner, Inc.
 6.875%, due 5/1/12 ..................................     130,000       146,290
 9.125%, due 1/15/13 .................................     395,000       501,838
                                                                      ----------
                                                                       4,303,461
                                                                      ----------
CONSUMER STAPLES - 1.8%
Albertson's, Inc.
 7.50%, due 2/15/11 ..................................     475,000       544,519
ConAgra Foods, Inc.
 6.75%, due 9/15/11 ..................................      90,000       100,878
Kraft Foods, Inc.
 6.25%, due 6/1/12 ...................................     475,000       517,684
                                                                      ----------
                                                                       1,163,081
                                                                      ----------
ENERGY - 1.0%
Conoco Funding Co.
 6.35%, due 10/15/11 .................................     580,000       650,272
                                                                      ----------

FINANCIALS - 21.2%
Aegon N.V.
 4.75%, due 6/1/13 ...................................     515,000       502,177
American General Finance Corp.
 5.375%, due 10/1/12 .................................      40,000        41,247
American International Group, Inc.
 4.25%, due 5/15/13 (d) ..............................     185,000       175,474
Bank of America Corp.
 6.25%, due 4/15/12 ..................................     705,000       777,175
Capital One Bank
 5.75%, due 9/15/10 ..................................     710,000       751,059


                                                         Principal
                                                           Amount        Value
                                                         -----------------------
FINANCIALS (Continued)
Citigroup, Inc.
 5.625%, due 8/27/12 ................................    $  270,000   $  285,023
 7.25%, due 10/1/10 .................................     1,110,000    1,293,769
Countrywide Home Loans, Inc.
 3.25%, due 5/21/08 .................................       490,000      481,933
Credit Suisse FirstBoston USA, Inc.
 6.50%, due 1/15/12 .................................       460,000      511,990
Ford Motor Credit Co.
 6.375%, due 11/5/08 ................................       300,000      314,666
 7.375%, due 10/28/09 ...............................        85,000       93,344
GE Global Insurance Holding Corp.
 7.50%, due 6/15/10 .................................       175,000      201,809
General Electric Capital Corp.
 5.875%, due 2/15/12 ................................       480,000      515,873
 6.00%, due 6/15/12 .................................       160,000      173,512
General Motors Acceptance Corp.
 7.75%, due 1/19/10 .................................       170,000      192,705
Goldman Sachs Group, Inc. (The)
 5.70%, due 9/1/12 ..................................       180,000      189,171
 6.60%, due 1/15/12 .................................       285,000      318,496
Household Finance Corp.
 4.75%, due 7/15/13 .................................       145,000      141,026
 5.875%, due 2/1/09 .................................        70,000       76,017
 6.375%, due 10/15/11 ...............................       170,000      187,201
 6.75%, due 5/15/11 .................................       225,000      253,292
 7.00%, due 5/15/12 .................................       295,000      336,409
Lehman Brothers Holdings, Inc.
 4.375%, due 11/30/10 ...............................       215,000      214,916
MBNA Corp.
 6.125%, due 3/1/13 .................................       330,000      354,343
 7.50%, due 3/15/12 .................................        80,000       92,947
MBNA America Bank
 7.125%, due 11/15/12 ...............................       190,000      217,279
Merrill Lynch & Co., Inc. Series B
 4.50%, due 11/4/10 .................................       290,000      292,764
MetLife, Inc.
 6.125%, due 12/1/11 ................................       590,000      643,452
Morgan Stanley
 4.25%, due 5/15/10 .................................       160,000      159,775
 5.30%, due 3/1/13 ..................................       550,000      561,828
 6.875%, due 3/1/07 .................................        45,000       50,637
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 .................................       245,000      265,470
 7.25%, due 3/1/12 ..................................       105,000      122,345
Prudential Financial, Inc.
 4.50%, due 7/15/13 .................................       650,000      620,526

See accompanying notes to financial statements.

                                                                 McMorgan Funds


                                                         Principal
                                                          Amount        Value
                                                         -----------------------
FINANCIALS (Continued)
SLM Corp.
 4.00%, due 1/15/09 .................................    $ 45,000    $    45,309
 5.05%, due 11/14/14 ................................     765,000        755,840
U.S. Bank National Association
 6.375%, due 8/1/11 .................................     225,000        250,867
Verizon Global Funding Corp.
 7.375%, due 9/1/12 .................................     315,000        365,009
Wells Fargo Financial, Inc.
 6.125%, due 4/18/12 ................................     645,000        706,255
                                                                     -----------
                                                                      13,532,930
                                                                     -----------
HEALTH CARE - 1.7%
Bristol-Myers Squibb Co.
 5.25%, due 8/15/13 (d) .............................     355,000        366,061
 5.75%, due 10/1/11 .................................     375,000        405,233
Schering-Plough Corp.
 5.30%, due 12/1/13 .................................     285,000        289,973
                                                                     -----------
                                                                       1,061,267
                                                                     -----------
INDUSTRIALS - 3.6%
Bombardier, Inc.
 6.75%, due 5/1/12 (d) ..............................     400,000        437,000
General Electric Co.
 5.00%, due 2/1/13 ..................................     685,000        692,764
Hertz Corp. (The)
 4.70%, due 10/2/06 .................................     405,000        412,129
International Lease Finance Corp.
 5.625%, due 6/1/07 .................................     105,000        113,068
 5.875%, due 5/1/13 .................................     205,000        215,978
 6.375%, due 3/15/09 ................................     405,000        446,158
                                                                     -----------
                                                                       2,317,097
                                                                     -----------
INFORMATION TECHNOLOGY - 0.9%
First Data Corp.
 5.625%, due 11/1/11 ................................     530,000        563,841
                                                                     -----------
MATERIALS - 1.7%
Alcoa, Inc.
 6.50%, due 6/1/11 ..................................     450,000        508,649
BHP Finance USA Ltd.
 4.80%, due 4/15/13 .................................     275,000        275,701
Weyerhaeuser Co.
 5.25%, due 12/15/09 ................................     155,000        160,968
 6.75%, due 3/15/12 .................................     130,000        141,822
                                                                     -----------
                                                                       1,087,140
                                                                     -----------
TELECOMMUNICATION SERVICES - 4.6%
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11 .................................     620,000        717,431
 8.125%, due 5/1/12 .................................     265,000        311,627
British Telecommunications PLC
 8.375%, due 12/15/10 ...............................     655,000        797,054


                                                        Principal
                                                          Amount        Value
                                                        ------------------------
TELECOMMUNICATION SERVICES
 (Continued)
Sprint Capital Corp.
 6.00%, due 1/15/07 ................................    $   75,000   $    80,104
 7.625%, due 1/30/11 ...............................       390,000       437,165
Verizon New England, Inc.
 6.50%, due 9/15/11 ................................        65,000        71,623
Verizon New York, Inc.
 6.875%, due 4/1/12 ................................       470,000       520,058
                                                                     -----------
                                                                       2,935,062
                                                                     -----------
UTILITIES - 1.1%
Southern Power Co.
 4.875%, due 7/15/15 (d) ...........................       430,000       409,830
 6.25%, due 7/15/12 Series B .......................        35,000        37,818
Virginia Electric & Power Co.
 4.75%, due 3/1/13 .................................       240,000       237,240
                                                                     -----------
                                                                         684,888
                                                                     -----------
Total Corporate Bonds
 (Cost $27,740,123) ................................                  28,299,039
                                                                     -----------
U.S. GOVERNMENT SECURITIES 8.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.2%

GUARANTEED EXPORT CERTIFICATE - 0.0% (b)
 6.13%, due 6/15/04 ................................         3,529         3,644
                                                                     -----------
RESOLUTION FUNDING CORPORATION STRIP - 2.2%
 Zero Coupon, due 10/15/19 (a) .....................     3,375,000     1,411,638
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $1,319,862 ) ................................                   1,415,282
                                                                     -----------

U.S. TREASURY OBLIGATIONS 6.5%

UNITED STATES TREASURY BONDS - 3.2%
United States Treasury Bond
 5.25%, due 2/15/29 ................................     2,005,000     2,022,700
                                                                     -----------
UNITED STATES TREASURY NOTES - 3.3%
United States Treasury Note
 4.375%, due 8/15/12 ...............................     1,785,000     1,820,421
 6.50%, due 2/15/10 ................................       245,000       284,698
                                                                     -----------
                                                                       2,105,119
                                                                     -----------
Total U.S. Treasury Obligations
 (Cost $4,207,639) .................................                   4,127,819
                                                                     -----------
Total U.S. Government Securities
 (Cost $5,527,501) .................................                   5,543,101
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 44.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.1%
 4.00%, due 2/15/17 ................................       200,000       196,261
 4.25%, due 12/15/25 ...............................     1,000,000       988,318
 4.75%, due 12/15/26 ...............................       600,000       611,126

See accompanying notes to financial statements.

Fixed Income Fund
Portfolio of Investments (Continued)
December 31, 2003 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)


                                                     Principal
                                                      Amount         Value
                                                     ------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (Continued)
 5.50%, due 2/15/32.............................    $  196,855    $   202,177
 5.75%, due 9/15/16-6/15/25.....................       808,374        826,016
 6.00%, due 9/15/27-11/15/27....................       391,862        404,310
 6.10%, due 8/15/28.............................         2,562          2,560
                                                                  -----------
                                                                    3,230,768
                                                                  -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 39.2%
 4.375%, due 3/15/13............................     5,555,000      5,455,699
 5.00%, due 4/25/10-6/25/27.....................       500,000        500,578
 5.50%, due 12/1/18-7/1/33......................     3,600,000      3,700,178
 5.75%, due 12/25/22-3/25/27....................        45,618         45,620
 6.00%, due 3/25/25-12/1/33.....................     2,505,470      2,579,432
 6.375%, due 6/15/09............................     8,785,000      9,934,096
 6.50%, due 12/1/33.............................     2,650,000      2,745,441
                                                                  -----------
                                                                   24,961,044
                                                                  -----------
Total Collateralized Mortgage Obligations
 (Cost $27,996,959).............................                   28,191,812
                                                                  -----------
Total Fixed Income Securities
 (Cost $61,264,583) (c).........................          97.3%    62,033,952
Cash and Other Assets,
 Less Liabilities...............................           2.7      1,717,692
                                                    ----------    -----------
Net Assets......................................           100%   $63,751,644
                                                    ==========    ===========
(a) Zero coupon bond.
(b) Less than one tenth of a percent.
(c) At December 31, 2003, cost is identical
    for book and federal income tax
    purposes.
    Gross unrealized appreciation...............                  $ 1,018,302
    Gross unrealized depreciation...............                     (248,933)
                                                                  -----------
    Net unrealized appreciation.................                  $   769,369
                                                                  ===========
(d) May be sold to institutional investors
    only.

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Fixed Income Fund
Statement of Assets and Liabilities
As of December 31, 2003 (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $61,264,583) ............................................   $62,033,952
 Cash-interest bearing accounts ..................................       946,262
 Dividends and interest receivable ...............................       670,146
 Receivable for fund shares sold .................................       165,459
 Other assets ....................................................        14,868
                                                                     -----------
   Total assets ..................................................    63,830,687
                                                                     -----------
LIABILITIES:
 Fund shares redeemed ............................................        36,433
 Payable to Advisor, net .........................................         6,593
 Accrued expenses ................................................        36,017
                                                                     -----------
   Total liabilities .............................................        79,043
                                                                     -----------
Net Assets .......................................................   $63,751,644
                                                                     ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................   $63,135,449
 Accumulated distributions in excess of net
  investment income...............................................       (19,863)
 Accumulated net realized loss on investments ....................      (133,311)
 Net unrealized appreciation on investments ......................       769,369
                                                                     -----------
                                                                     $63,751,644
                                                                     ===========
Net Assets:
 Class McMorgan ..................................................   $38,813,047
 Class Z .........................................................    24,938,597
                                                                     -----------
                                                                     $63,751,644
                                                                     ===========
Shares Outstanding:
 Class McMorgan ..................................................     3,493,427
                                                                     ===========
 Class Z .........................................................     2,244,145
                                                                     ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................   $     11.11
                                                                     ===========
 Class Z .........................................................   $     11.11
                                                                     ===========

Statement of Operations
For the six months ended December 31, 2003 (Unaudited)


INVESTMENT INCOME:
 Interest ........................................................   $ 1,374,205
                                                                     -----------
Expenses:
 Investment advisory fees (Note E) ...............................        98,459
 Transfer agent fees .............................................        25,558
 Accounting fees .................................................        22,612
 12B-1 distribution fees (Class Z) ...............................        21,702
 Administration fees .............................................        20,120
 Registration expenses ...........................................        13,445
 Auditing fees ...................................................         6,536
 Custodian fees ..................................................         5,958
 Legal fees ......................................................         4,753
 Report to shareholder expense ...................................         3,126
 Insurance fees ..................................................         2,696
 Trustees fees ...................................................         2,670
 Miscellaneous expenses ..........................................         9,650
                                                                     -----------
    Total expenses ...............................................       237,285
 Expenses reimbursed (Note E) ....................................       (73,726)
                                                                     -----------
    Net Expenses .................................................       163,559
                                                                     -----------
Net Investment Income ............................................     1,210,646
                                                                     -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments ................................      (132,508)
 Net change in unrealized appreciation on investments ............    (1,408,149)
                                                                     -----------
 Net realized and unrealized loss on investments .................    (1,540,657)
                                                                     -----------
Decrease in net assets from operations ...........................   $  (330,011)
                                                                     ===========

See accompanying notes to financial statements.

Fixed Income Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2003 (Unaudited) and the year ended June 30, 2003


                                                      For the          For the
                                                  Six Months Ended    Year Ended
                                                      12/31/03         6/30/03
                                                  ----------------   -----------
INCREASE IN NET ASSETS:
Operations:
 Net investment income .......................      $ 1,210,646      $ 2,044,837
 Net realized gain (loss) on investments .....         (132,508)       1,816,800
 Net change in unrealized appreciation on
  investments.................................       (1,408,149)       1,398,019
                                                    -----------      -----------
 Increase (decrease) in net assets ...........         (330,011)       5,259,656
                                                    -----------      -----------
Dividends and distributions to shareholders:
 From net investment income
   Class McMorgan shares......................         (907,887)      (1,658,442)
   Class Z shares.............................         (401,358)        (369,085)
 From capital gains:
   Class McMorgan shares......................         (755,991)               -
   Class Z shares.............................         (490,481)               -
                                                    -----------      -----------
 Total dividends and distributions to
  shareholders................................       (2,555,717)      (2,027,527)
                                                    -----------      -----------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares......................        3,139,608       12,352,991
   Class Z shares.............................       12,448,014       17,622,194
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions:
   Class McMorgan shares......................        1,636,731        1,616,482
   Class Z shares.............................          891,715          369,102
                                                    -----------      -----------
                                                     18,116,068       31,960,769
 Cost of shares redeemed:
   Class McMorgan shares......................       (3,677,448)      (6,133,647)
   Class Z shares.............................       (3,200,797)      (6,065,273)
                                                    -----------      -----------
 Increase in net assets derived from capital
  share transactions..........................       11,237,823       19,761,849
                                                    -----------      -----------
 Total increase in net assets ................        8,352,095       22,993,978
Net Assets:
 Beginning of period .........................       55,399,549       32,405,571
                                                    -----------      -----------
 End of period (including distributions in
  excess of net income and undistributed net
  investment income of ($19,863) and $78,736
  respectively)...............................      $63,751,644      $55,399,549
                                                    ===========      ===========



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Fixed Income Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                  For the            For the            For the        For the         For the
                                             Six Months Ended    Six Months Ended     Year Ended      Year Ended     Year Ended
                                                12/31/03++          12/31/03++          6/30/03        6/30/03         6/30/02
                                             ----------------    ----------------   --------------    ----------   --------------
                                              Class McMorgan         Class Z        Class McMorgan     Class Z     Class McMorgan
                                             ----------------    ----------------   --------------    ----------   --------------
Net asset value, beginning of period .....        $ 11.71            $ 11.71            $ 10.86        $ 10.86         $ 10.74
                                                  -------            -------            -------        -------         -------
 Income from investment operations:
 Net investment income ...................           0.24               0.24               0.53           0.52            0.60
 Net realized and unrealized
   gain (loss) on investments ............          (0.35)             (0.37)              0.86           0.84            0.12
                                                  -------            -------            -------        -------         -------
   Total from investment operations ......          (0.11)             (0.13)              1.39           1.36            0.72
                                                  -------            -------            -------        -------         -------
 Less dividends and distributions:
 From net investment income ..............          (0.27)             (0.25)             (0.54)         (0.51)          (0.60)
 From capital gains ......................          (0.22)             (0.22)                                               --
                                                  -------            -------            -------        -------         -------
   Total dividends and distributions .....          (0.49)             (0.47)             (0.54)         (0.51)          (0.60)
                                                  -------            -------            -------        -------         -------
Net asset value, end of period ...........        $ 11.11            $ 11.11            $ 11.71        $ 11.71         $ 10.86
                                                  =======            =======            =======        =======         =======
Total return .............................         (0.92)%(a)          (1.05)%(a)         13.06%         12.80%           6.81%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....        $38,813            $24,939            $39,753        $15,646         $29,292
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor ...................           0.77%+             1.02%+             0.83%          1.08%           0.89%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor ...................           0.50%+             0.75%+             0.50%          0.75%           0.50%(b)
 Ratio of net investment income to
   average net assets before reimbursement
   and recovery of expenses by Advisor ...           4.12%+             3.87%+             4.41%          4.16%           4.87%
 Ratio of net investment income to
   average net assets after reimbursement
   and recovery of expenses by Advisor ...           4.39%+             4.14%+             4.74%          4.49%           5.27%
 Porfolio turnover .......................          89.76%             89.76%            142.48%        142.48%          94.80%

                               [RESTUBBED TABLE]

                                               For the        For the          For the         For the           For the
                                             Year Ended      Year Ended     Period Ended      Year Ended       Year Ended
                                               6/30/02        6/30/01         6/30/01*         6/30/00           6/30/99
                                             ----------    --------------   ------------    --------------   --------------
                                               Class Z     Class McMorgan      Class Z      Class McMorgan   Class McMorgan
                                             ----------    --------------   ------------    --------------   --------------
Net asset value, beginning of period .....     $10.74         $ 10.23          $10.87          $ 10.52           $ 10.89
                                               ------         -------          ------          -------           -------
 Income from investment operations:
 Net investment income ...................       0.55            0.62            0.24             0.63              0.61
 Net realized and unrealized
   gain (loss) on investments ............       0.14            0.52           (0.13)           (0.27)            (0.35)
                                               ------         -------          ------          -------           -------
   Total from investment operations ......       0.69            1.14            0.11             0.36              0.26
                                               ------         -------          ------          -------           -------
 Less dividends and distributions:
 From net investment income ..............      (0.57)          (0.63)          (0.24)           (0.63)            (0.61)
 From capital gains ......................         --              --              --            (0.02)            (0.02)
                                               ------         -------          ------          -------           -------
   Total dividends and distributions .....      (0.57)          (0.63)          (0.24)           (0.65)            (0.63)
                                               ------         -------          ------          -------           -------
Net asset value, end of period ...........     $10.86         $ 10.74          $10.74          $ 10.23           $ 10.52
                                               ======         =======          ======          =======           =======
Total return .............................       6.55%          11.38%           1.03%(a)         3.52%             2.34%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....     $3,114         $28,554          $1,699          $22,045           $27,408
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor ...................       1.14%           0.82%           1.07%+           0.76%             0.93%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor ...................       0.75%(c)        0.50%           0.75%+           0.50%             0.50%
 Ratio of net investment income to
   average net assets before reimbursement
   and recovery of expenses by Advisor ...       4.62%           5.53%           5.28%+           5.71%             5.16%
 Ratio of net investment income to
   average net assets after reimbursement
   and recovery of expenses by Advisor ...       5.02%           5.85%           5.60%+           5.97%             5.59%
 Porfolio turnover .......................      94.80%          58.66%          58.66%           27.59%            29.32%

---------------
*  Class Z commenced operations on February 1, 2001.
(a)  Total return is not annualized.
(b)  Restated from 0.49% to 0.50%.
(c)  Restated from 0.74% to 0.75%.
+  Annualized.
++ Unaudited.


See accompanying notes to financial statements.

High Yield Fund
Portfolio of Investments
December 31, 2003 (Unaudited)
LONG-TERM BONDS 95.3%
CORPORATE BONDS 88.7%


                                                            Principal
                                                             Amount       Value
                                                            --------------------
AEROSPACE & DEFENSE - 1.1%
BE Aerospace, Inc.
 Series B
 8.875%, due 5/1/11 ....................................    $400,000    $375,000
Vought Aircraft Industries, Inc.
 8.00%, due 7/15/11 (a) ................................     200,000     204,250
                                                                        --------
                                                                         579,250
                                                                        --------
AUTO COMPONENTS - 1.4%
Intermet Corp.
 9.75%, due 6/15/09 ....................................     300,000     307,500
Rexnord Corp.
 10.125%, due 12/15/12 .................................     400,000     438,000
                                                                        --------
                                                                         745,500
                                                                        --------
BEVERAGES - 0.4%
Le-Natures, Inc.
 9.00%, due 6/15/13 (a) ................................     200,000     211,000
                                                                        --------
BUILDING PRODUCTS - 1.8%
Building Materials Corp. of America
 Series B
 8.00%, due 10/15/07 ...................................     200,000     199,000
MMI Products, Inc.
 Series B
 11.25%, due 4/15/07 ...................................     200,000     163,000
Nortek Holdings, Inc.
 (zero coupon), due 5/15/11
 10.00%, beginning 11/15/07 (a) ........................     825,000     596,062
                                                                        --------
                                                                         958,062
                                                                        --------
CAPITAL MARKETS - 1.1%
Poster Financial Group, Inc.
 8.75%, due 12/1/11 (a) ................................     550,000     581,625
                                                                        --------
CHEMICALS - 5.3%
HMP Equity Holdings Corp.
 (zero coupon), due 5/15/08 (a)(b) .....................         300     183,000
Huntsman Advanced Materials LLC
 11.00%, due 7/15/10 (a) ...............................     300,000     331,500
Huntsman International LLC
 9.875%, due 3/1/09 ....................................     225,000     246,375
 10.125%, due 7/1/09 ...................................     275,000     283,250
Lyondell Chemical Co.
 Series A
 9.625%, due 5/1/07 ....................................     550,000     583,000
Resolution Performance Products LLC
 8.00%, due 12/15/09 (a) ...............................     200,000     207,000
 13.50%, due 11/15/10 ..................................     100,000      87,000
Rockwood Specialties, Inc.
 10.625%, due 5/15/11 (a) ..............................     300,000     334,500
United Industries Corp.
 Series D
 9.875%, due 4/1/09 ....................................     300,000     314,250


                                                          Principal
                                                           Amount        Value
                                                          ----------------------
CHEMICALS (Continued)
Westlake Chemical Corp.
 8.75%, due 7/15/11 (a) ..............................    $300,000    $  328,500
                                                                      ----------
                                                                       2,898,375
                                                                      ----------
COMMERCIAL SERVICES & SUPPLIES - 2.7%
Allied Waste North America, Inc.
 6.50%, due 11/15/10 (a) .............................     250,000       256,250
 7.875%, due 4/15/13 .................................     700,000       757,750
Mobile Mini, Inc.
 9.50%, due 7/1/13 ...................................     400,000       440,000
                                                                      ----------
                                                                       1,454,000
                                                                      ----------
CONTAINERS & PACKAGING - 2.6%
Berry Plastics Corp.
 10.75%, due 7/15/12 (a) .............................     250,000       287,812
Owens-Brockway Glass Container, Inc.
 7.75%, due 5/15/11 ..................................     450,000       483,187
Tekni-Plex, Inc.
 8.75%, due 11/15/13 (a) .............................     450,000       469,125
 Series B
 12.75%, due 6/15/10 .................................     150,000       163,500
                                                                      ----------
                                                                       1,403,624
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
KRATON Polymers LLC
 8.125%, due 1/15/14 (a) .............................     200,000       208,000
                                                                      ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.5%
Level 3 Financing, Inc.
 10.75%, due 10/15/11 (a) ............................     550,000       581,625
Time Warner Telecommunications LLC
 9.75%, due 7/15/08 ..................................     450,000       463,500
TSI Telecommunication Services, Inc.
 Series B
 12.75%, due 2/1/09 ..................................     425,000       466,437
Qwest Capital Funding, Inc.
 6.875%, due 7/15/28 .................................     925,000       804,750
Qwest Services Corp.
 14.00%, due 12/15/14 (a) ............................     550,000       699,875
                                                                      ----------
                                                                       3,016,187
                                                                      ----------
ELECTRIC UTILITIES - 1.4%
CMS Energy Corp.
 8.50%, due 4/15/11 ..................................     700,000       756,000
                                                                      ----------
ELECTRICAL EQUIPMENT - 1.1%
General Cable Corp.
 9.50%, due 11/15/10 (a) .............................     550,000       588,500
                                                                      ----------
ENERGY EQUIPMENT & SERVICES - 0.6%
Universal Compression, Inc.
 7.25%, due 5/15/10 ..................................     300,000       312,000
                                                                      ----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds
CORPORATE BONDS (Continued)

                                                          Principal
                                                           Amount        Value
                                                          ----------------------
FOOD & STAPLES RETAILING - 1.4%
Couche-Tard, L.P.
 7.50%, due 12/15/13 (a) .............................    $500,000    $  523,750
Roundy's, Inc.
 Series B
 8.875%, due 6/15/12 .................................     200,000       213,500
                                                                      ----------
                                                                         737,250
                                                                      ----------
FOOD PRODUCTS - 2.2%
Del Monte Corp.
 8.625%, due 12/15/12 ................................     300,000       328,500
Pinnacle Foods Holding Corp.
 8.25%, due 12/1/13 (a) ..............................     550,000       569,250
Reddy Ice Group, Inc.
 8.875%, due 8/1/11 (a) ..............................     300,000       318,000
                                                                      ----------
                                                                       1,215,750
                                                                      ----------
GAS UTILITIES - 1.0%
ANR Pipeline, Inc.
 8.875%, due 3/15/10 .................................     200,000       225,000
GulfTerra Energy Partners, L.P.
 Series B
 8.50%, due 6/1/10 ...................................     270,000       306,450
                                                                      ----------
                                                                         531,450
                                                                      ----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Fisher Scientific International, Inc.
 8.00%, due 9/1/13 (a) ...............................     200,000       214,500
Fresenius Medical Capital Trust IV
 7.875%, due 6/15/11 .................................     200,000       216,000
Norcross Safety Products, Inc.
 9.875%, due 8/15/11 (a) .............................     550,000       603,625
                                                                      ----------
                                                                       1,034,125
                                                                      ----------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Concentra Operating Corp.
 9.50%, due 8/15/10 (a) ..............................     550,000       594,000
IASIS Healthcare Corp.
 8.50%, due 10/15/09 .................................     200,000       208,500
Tenet Healthcare Corp.
 6.50%, due 6/1/12 ...................................     350,000       335,563
Triad Hospitals, Inc.
 7.00%, due 11/15/13 (a) .............................     200,000       201,500
                                                                      ----------
                                                                       1,339,563
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE - 5.9%
Inn of the Mountain Gods Resort & Casino
 12.00%, due 11/15/10 (a) ............................     275,000       292,188
Isle of Capri Casinos, Inc.
 9.00%, due 3/15/12 ..................................     550,000       611,875
John Q. Hamons Hotels, L.P.
 Series B
 8.875%, due 5/15/12 .................................     350,000       385,875
Mandalay Resort Group
 6.375%, due 12/15/11 (a) ............................     550,000       565,125
Pinnacle Entertainment, Inc.
 8.75%, due 10/1/13 ..................................     300,000       305,250

                                                         Principal
                                                           Amount        Value
                                                         -----------------------
HOTELS, RESTAURANTS & LEISURE (Continued)
Six Flags, Inc.
 8.875%, due 2/1/10 .................................    $  200,000   $  205,250
Town Sports International, Inc.
 9.625%, due 4/15/11 ................................       200,000      214,000
Vail Resorts, Inc.
 8.75%, due 5/15/09 .................................       225,000      237,375
Worldspan Financing Corp.
 9.625%, due 6/15/11 (a) ............................       400,000      412,000
                                                                      ----------
                                                                       3,228,938
                                                                      ----------
HOUSEHOLD DURABLES - 2.4%
K. Hovnanian Enterprises, Inc.
 8.875%, due 4/1/12 .................................       400,000      440,000
Meritage Corp.
 9.75%, due 6/1/11 ..................................       300,000      335,250
O'Sullivan Industries, Inc.
 Series B
 13.375%, due 10/15/09 ..............................       200,000      160,000
Simmons Co.
 7.875%, due 1/15/14 (a) ............................       400,000      402,000
                                                                      ----------
                                                                       1,337,250
                                                                      ----------
HOUSEHOLD PRODUCTS - 0.8%
Johnson Diversey Holdings, Inc.
 (zero coupon), due 5/15/13
 10.67%, beginning 5/15/07 (a) ......................       600,000      459,000
                                                                      ----------
IT SERVICES - 0.8%
Activant Solutions, Inc.
 10.50%, due 6/15/11                                        400,000      430,500
                                                                      ----------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Remington Arms Co., Inc.
 10.50%, due 2/1/11 .................................       200,000      213,000
                                                                      ----------
MACHINERY - 1.5%
Alliance Laundry Systems Corp.
 Series B
 9.625%, due 5/1/08 .................................       300,000      306,000
Columbus McKinnon Corp.
 8.50%, due 4/1/08 ..................................       550,000      514,250
                                                                      ----------
                                                                         820,250
                                                                      ----------
MEDIA - 13.1%
Adelphia Communications Corp.
 10.875%, due 10/1/10 (c) ...........................       500,000      467,500
CCO Holdings LLC
 8.75%, due 11/15/13 (a) ............................       200,000      203,500
Charter Communications Holdings, LLC
 8.625%, due 4/1/09 .................................     1,300,000    1,134,250
Charter Communications Holdings II, LLC
 10.25%, due 9/15/10 (a) ............................       200,000      210,000
CSC Holdings, Inc.
 7.625%, due 7/15/18 ................................       500,000      525,000
Dex Media, Inc.
 (zero coupon), due 11/15/13
 9.00%, beginning 11/15/08 (a) ......................       250,000      176,250
 8.00%, due 11/15/13 (a) ............................       250,000      262,500

See accompanying notes to financial statements.

High Yield Fund
Portfolio of Investments (Continued)
December 31, 2003 (Unaudited)
CORPORATE BONDS (Continued)


                                                         Principal
                                                           Amount        Value
                                                         -----------------------
MEDIA (Continued)
DirectTV Holdings, Inc.
 8.375%, due 3/15/13 ................................    $  300,000   $  348,000
EchoStar DBS Corp.
 5.75%, due 10/1/08 (a) .............................       350,000      353,937
Houghton Mifflin Co.
 (zero coupon), due 10/15/13
 11.50%, beginning 10/15/08 (a) .....................       500,000      316,250
Medianews Group, Inc.
 6.875%, due 10/1/13 (a) ............................       550,000      559,625
Nexstar Finance, Inc.
 7.00%, due 1/15/14 (a) .............................       200,000      201,000
NextMedia Operating, Inc.
 10.75%, due 7/1/11 .................................       200,000      227,000
PanAmSat Corp.
 8.50%, due 2/1/12 ..................................       200,000      222,000
R.H. Donnelley Finance Corp.
 10.875%, due 12/15/12 ..............................       200,000      237,250
River Rock Entertainment Co.
 9.75%, due 11/1/11 (a) .............................       500,000      537,500
Salem Communications Corp.
 7.75%, due 12/15/10 ................................       100,000      104,250
Sinclair Broadcast Group, Inc.
 8.00%, due 3/15/12 .................................       200,000      216,000
Vertis, Inc.
 Series B
 10.875%, due 6/15/09 ...............................       400,000      425,000
Young Broadcasting, Inc.
 8.75%, due 1/15/14 (a) .............................       100,000      101,250
 10.00%, due 3/1/11 .................................       300,000      323,250
                                                                      ----------
                                                                       7,151,312
                                                                      ----------
MULTI-UTILITIES & UNREGULATED POWER - 11.0%
AES Corp. (The)
 8.75%, due 5/15/13 (a) .............................       400,000      447,000
Aquila, Inc.
 7.625%, due 11/15/09 ...............................       250,000      245,625
Calpine Corp.
 8.50%, due 2/15/11 .................................       600,000      474,750
 8.75%, due 7/15/13 (a) .............................       400,000      390,000
Dynegy Holdings, Inc.
 10.125%, due 7/15/13 (a) ...........................       600,000      690,000
Edison Mission Energy
 10.00%, due 8/15/08 ................................       700,000      726,250
NRG Energy, Inc.
 8.00%, due 12/15/13 (a) ............................       600,000      630,750
Reliant Resources, Inc.
 9.50%, due 7/15/13 (a) .............................       275,000      294,250
Sonat, Inc.
 7.625%, due 7/15/11 ................................     1,000,000      926,250

                                                         Principal
                                                           Amount        Value
                                                         -----------------------
MULTI-UTILITIES & UNREGULATED POWER (Continued)
Williams Cos., Inc. (The)
 7.625%, due 7/15/19 ................................    $1,100,000   $1,150,875
                                                                      ----------
                                                                       5,975,750
                                                                      ----------
OIL & GAS - 2.8%
Chesapeake Energy Corp.
 6.875%, due 1/15/16 (a) ............................       550,000      566,500
Forest Oil Corp.
 7.75%, due 5/1/14 ..................................       400,000      423,000
Suburban Propane Partners L.P.
 6.875%, due 12/15/13 (a) ...........................       200,000      202,000
Swift Energy Co.
 9.375%, due 5/1/12 .................................       300,000      330,000
                                                                      ----------
                                                                       1,521,500
                                                                      ----------
PAPER & FOREST PRODUCTS - 2.9%
Appleton Papers, Inc.
 Series B
 12.50%, due 12/15/08 ...............................       300,000      339,000
Buckeye Technologies, Inc.
 8.00%, due 10/15/10 ................................       400,000      392,000
Georgia-Pacific Corp.
 8.125%, due 5/15/11 ................................       800,000      880,000
                                                                      ----------
                                                                       1,611,000
                                                                      ----------
PHARMACEUTICALS - 1.0%
Valeant Pharmaceuticals International
 7.00%, due 12/15/11 (a) ............................       550,000      566,500
                                                                      ----------
REAL ESTATE - 1.0%
Host Marriott L.P.
 7.125%, due 11/1/13 (a) ............................       550,000      561,000
                                                                      ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Amkor Technology, Inc.
 7.75%, due 5/15/13 (a) .............................       400,000      429,000
                                                                      ----------
SPECIALTY RETAIL - 1.4%
Asbury Automotive Group, Inc.
 9.00%, due 6/15/12 .................................       200,000      211,500
General Nutrition Centers
 8.50%, due 12/1/10 (a) .............................       550,000      563,750
                                                                      ----------
                                                                         775,250
                                                                      ----------
THRIFTS & MORTGAGE FINANCE - 0.4%
WMC Finance Co.
 11.75%, due 12/15/08 (a) ...........................       250,000      249,375
                                                                      ----------
TRANSPORTATION INFRASTRUCTURE - 0.4%
Great Lakes Dredge & Dock Corp.
 7.75%, due 12/15/13 (a) ............................       200,000      205,750
                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICES - 7.8%
American Towers, Inc.
 7.25%, due 12/1/11 (a) .............................       500,000      508,750

See accompanying notes to financial statements.

                                                                 McMorgan Funds


                                                         Principal
                                                          Amount        Value
                                                         -----------------------
WIRELESS TELECOMMUNICATION SERVICES (Continued)
Crown Castle International Corp.
 7.50%, due 12/1/13 (a) .............................    $500,000    $   502,500
Dobson Communications Corp.
 8.875%, due 10/1/13 (a) ............................     550,000        556,875
MetroPCS, Inc.
 10.75%, due 10/1/11 (a) ............................     350,000        348,250
Nextel Communications, Inc.
 7.375%, due 8/1/15 .................................     650,000        698,750
Nextel Partners, Inc.
 8.125%, due 7/1/11 .................................     300,000        319,500
Pegasus Satellite Communications, Inc.
 (zero coupon), due 3/1/07
 13.50%, beginning 3/1/04 ...........................     150,000        126,938
 11.25%, due 1/15/10 (a) ............................     150,000        133,500
Rural Cellular Corp.
 9.75%, due 1/15/10 .................................     400,000        391,000
SBA Communications Corp.
 10.25%, due 2/1/09 .................................     500,000        491,250
SBA Telecomunications, Inc.
 (zero coupon), due 12/15/11
 9.75%, beginning 12/15/07 (a) ......................     250,000        176,250
                                                                     -----------
                                                                       4,253,563
                                                                     -----------
Total Corporate Bonds
 (Cost $46,873,310) .................................                 48,359,199
                                                                     -----------

FOREIGN CORPORATE BONDS 6.6%

CONSTRUCTION & ENGINEERING - 1.1%
North American Energy Partners, Inc.
 8.75%, due 12/1/11 (a) .............................     550,000        577,500
                                                                     -----------
CONTAINERS & PACKAGING - 0.9%
Crown Euro Holdings S.A.
 10.875%, due 3/1/13 ................................     400,000        470,500
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
JSG Funding PLC
 9.625%, due 10/1/12 ................................     500,000        560,000
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE - 1.6%
Intrawest Corp.
 7.50%, due 10/15/13 (a) ............................     300,000        312,000
Royal Caribbean Cruises Ltd.
 6.875%, due 12/1/13 ................................     550,000        554,125
                                                                     -----------
                                                                         866,125
                                                                     -----------
MARINE - 1.0%
OMI Corp.
 7.625%, due 12/1/13 (a) ............................     550,000        554,813
                                                                     -----------
PAPER & FOREST PRODUCTS - 1.0%
Millar Western Forest Products Ltd.
 7.75%, due 11/15/13 (a) ............................     550,000        570,625
                                                                     -----------
Total Foreign Corporate Bonds
 (Cost $3,519,000) ..................................                  3,599,563
                                                                     -----------
Total Long-Term Bonds
 (Cost $50,392,310) .................................                 51,958,762
                                                                     -----------



                                                          Shares        Value
                                                         -----------------------
PREFERRED STOCKS 2.2%
MEDIA - 2.2%
Paxson Communications Corp.
 14.25% (d) .........................................          43    $   396,796
PRIMEDIA, Inc.
 10.00%, Series D ...................................       4,000        392,000
Spanish Broadcasting System, Inc.
 10.75% (a)(d) ......................................         400        417,000
                                                                     -----------
Total Preferred Stocks
 (Cost $1,211,705) ..................................                  1,205,796
                                                                     -----------
                                                         Principal
                                                          Amount
                                                         ---------
SHORT-TERM INVESTMENTS 0.7%
COMMERCIAL PAPER - 0.7%
Freddie Mac Discount Note
 1.03%, due 1/6/04 ..................................    $400,000        399,943
                                                                     -----------
Total Short-Term Investments
 (Cost $399,943) ....................................                    399,943
                                                                     -----------
Total Investments
 (Cost $52,003,958) (e) .............................        98.2%    53,564,501
Cash and Other Assets,
 Less Liabilities ...................................         1.8        951,702
                                                         --------    -----------
Net Assets ..........................................       100.0%   $54,516,203
                                                         ========    ===========

(a) May be sold to institutional investors only.
(b) 300 units -- Each unit reflects $1,000 principal amount of zero coupon Senior Notes plus 1 warrant to acquire 2.8094 shares of common stock at $0.01 per share at a future date.
(c) Issue in default.
(d) PIK ("Payment in Kind") -- Dividend payment is made with additional securities.
(e) At December 31, 2003, cost is identical for book and federal income tax purposes.
    Net unrealized appreciation is as follows:
    Gross unrealized appreciation....................                $ 1,612,092
    Gross unrealized depreciation....................                    (51,549)
                                                                     -----------
    Net unrealized appreciation......................                $ 1,560,543
                                                                     ===========

See accompanying notes to financial statements.

High Yield Fund
Statement of Assets and Liabilities
For the period ended December 31, 2003* (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $52,003,958) ............................................   $53,564,501
 Cash-interest bearing accounts ..................................       887,687
 Dividends and interest receivable ...............................       936,160
 Receivable for securities sold ..................................        99,985
 Receivable for fund shares sold .................................        10,000
 Other assets ....................................................        22,287
                                                                     -----------
    Total assets .................................................    55,520,620
                                                                     -----------
LIABILITIES:
 Payable for securities purchased ................................       963,954
 Payable to Advisor, net .........................................        14,690
 Accrued expenses ................................................        25,773
                                                                     -----------
    Total liabilities ............................................     1,004,417
                                                                     -----------
Net Assets .......................................................   $54,516,203
                                                                     ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................   $52,893,719
 Distributions in excess of net investment income ................        (1,343)
 Accumulated net realized gain on investments ....................        63,284
 Net unrealized appreciation on investments ......................     1,560,543
                                                                     -----------
                                                                     $54,516,203
                                                                     ===========
Net Assets:
 Class McMorgan ..................................................   $54,516,203
                                                                     ===========
Shares Outstanding:
 Class McMorgan ..................................................     5,303,700
                                                                     ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................   $     10.28
                                                                     ===========

__________
*  Fund commenced operations on November 3, 2003.


Statement of Operations
For the period ended December 31, 2003* (Unaudited)


INVESTMENT INCOME:
 Dividends ........................................................   $   30,204
 Interest .........................................................      605,716
                                                                      ----------
    Total investment income .......................................      635,920
                                                                      ----------
Expenses:
 Investment advisory fees (Note E) ................................       39,129
 Transfer agent fees ..............................................        6,854
 Recordkeeping expense ............................................        5,742
 Auditing fees ....................................................        5,386
 Offering costs expense ...........................................        4,297
 Administration fees ..............................................        3,983
 Custodian fees ...................................................        2,571
 Legal fees .......................................................        1,234
 Trustees fees ....................................................          832
 Report to shareholder expense ....................................          750
 Miscellaneous expenses ...........................................        2,972
                                                                      ----------
    Total expenses ................................................       73,750
 Expenses reimbursed (Note E) .....................................      (15,056)
                                                                      ----------
    Net Expenses ..................................................       58,694
                                                                      ----------
Net Investment Income .............................................      577,226
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments .................................       63,284
 Net change in unrealized appreciation on investments .............    1,560,543
                                                                      ----------
 Net realized and unrealized gain on investments ..................    1,623,827
                                                                      ----------
Increase in net assets from operations ............................   $2,201,053
                                                                      ==========

See accompanying notes to financial statements.

                                                                 McMorgan Funds

High Yield Fund
Statement of Changes in Net Assets
For the period ended December 31, 2003* (Unaudited)


INCREASE IN NET ASSETS:
Operations:
 Net investment income ...........................................   $   577,226
 Net realized gain on investments ................................        63,284
 Net change in unrealized appreciation on investments ............     1,560,543
                                                                     -----------
 Increase in net assets ..........................................     2,201,053
                                                                     -----------
Dividends to shareholders:
 From net investment income
   Class McMorgan shares .........................................      (578,569)
                                                                     -----------
 Total dividends to shareholders .................................      (578,569)
                                                                     -----------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares .........................................    52,315,150
 Net asset value of shares issued to shareholders in
  reinvestment of dividends:
   Class McMorgan shares .........................................       578,569
                                                                     -----------
                                                                      52,893,719
 Cost of shares redeemed:
   Class McMorgan shares .........................................             -
                                                                     -----------
 Total increase in net assets derived from capital
  share transactions .............................................    52,893,719
                                                                     -----------
 Total increase in net assets ....................................    54,516,203
Net Assets:
 Beginning of period .............................................             -
                                                                     -----------
 End of period (including distributions in
  excess of net investment income of $1,343) .....................   $54,516,203
                                                                     ===========


__________
*  Fund commenced operations on November 3, 2003.


See accompanying notes to financial statements.

High Yield Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.


                                                                      For the
                                                                   Period Ended
                                                                    12/31/03*++
                                                                  --------------
                                                                  Class McMorgan
                                                                  --------------
Net asset value, beginning of period ..........................       $ 10.00
                                                                      -------
 Income from investment operations:
 Net investment income ........................................          0.11
 Net realized and unrealized gain on investments ..............          0.28
                                                                      -------
    Total from investment operations ..........................          0.39
                                                                      -------
 Less distributions:
 From net investment income ...................................         (0.11)
                                                                      -------
    Total distributions .......................................         (0.11)
                                                                      -------
Net asset value, end of period ................................       $ 10.28
                                                                      =======
Total return ..................................................          3.91%(a)
Ratios/Supplemental Data:
 Net assets, end of year (in 000's) ...........................       $54,516
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor ........................          0.94%+
 Ratio of expenses to average net assets after reimbursement
   of expenses by Advisor .....................................          0.75%+
 Ratio of net investment income to average net assets before
   reimbursement of expenses by Advisor .......................          7.57%+
 Ratio of net investment income to average net assets after
   reimbursement of expenses by Advisor .......................          7.38%+
 Porfolio turnover ............................................          8.00%

---------------
*  Fund commenced operations on November 3, 2003.
(a)  Total return is not annualized.
+  Annualized.
++ Unaudited.


See accompanying notes to financial statements.

                                                                 McMorgan Funds

Balanced Fund
Portfolio of Investments
December 31, 2003 (Unaudited)
COMMON STOCKS 64.9%


                                                            Shares      Value
                                                            --------------------
CONSUMER DISCRETIONARY - 8.2%
Best Buy Co., Inc. .....................................     8,200   $   428,368
Clear Channel Communications, Inc. .....................    21,300       997,479
Comcast Corp. Class A (a) ..............................    45,028     1,480,070
Dollar Tree Stores, Inc. ...............................     7,400       222,444
Gap, Inc. (The) ........................................    49,400     1,146,574
General Motors Corp. ...................................    11,400       608,760
Home Depot, Inc. (The) .................................    46,100     1,636,089
InterActive Corp. ......................................    16,100       546,273
Knight-Ridder, Inc. ....................................    11,200       866,544
Kohl's Corp. (a) .......................................     9,700       435,918
Target Corp. ...........................................    24,800       952,320
Time Warner, Inc. ......................................    43,200       777,168
Viacom, Inc. Class B ...................................    34,800     1,544,424
                                                                     -----------
                                                                      11,642,431
                                                                     -----------
CONSUMER STAPLES - 6.4%
Altria Group, Inc. .....................................     7,500       408,150
Anheuser-Busch Cos., Inc. ..............................    24,600     1,295,928
Costco Wholesale Corp. (a) .............................    33,500     1,245,530
PepsiCo, Inc. ..........................................    34,900     1,627,038
Procter & Gamble Co. (The) .............................    14,200     1,418,296
Sara Lee Corp. .........................................    57,400     1,246,154
Sysco Corp. ............................................    11,500       428,145
Wal-Mart Stores, Inc. ..................................    17,200       912,460
Walgreen Co. ...........................................    14,300       520,234
                                                                     -----------
                                                                       9,101,935
                                                                     -----------
ENERGY - 3.8%
BP PLC (ADR) (b) .......................................    10,422       514,326
ChevronTexaco Corp. ....................................    12,067     1,042,468
ExxonMobil Corp. .......................................    50,906     2,087,146
Nabors Industries, Ltd. ................................    20,100       834,150
Schlumberger Ltd. ......................................    16,900       924,768
                                                                     -----------
                                                                       5,402,858
                                                                     -----------
FINANCIALS - 12.0%
Allstate Corp. (The) ...................................    23,800     1,023,876
American International Group, Inc. .....................    28,677     1,900,712
Bank One Corp. .........................................    24,400     1,112,396
Citigroup, Inc. ........................................    79,932     3,879,899
Federal Home Loan Mortgage Corp. .......................    13,600       793,152
Federal National Mortgage Association ..................    17,900     1,343,574
Marsh & McLennan Cos., Inc.                                 15,700       751,873
MBNA Corp. .............................................    35,000       869,750
Merrill Lynch & Co., Inc. ..............................    26,900     1,577,685
State Street Corp. .....................................    16,900       880,152
U.S. Bancorp ...........................................    63,237     1,883,198
Wachovia Corp. .........................................    19,300       899,187
                                                                     -----------
                                                                      16,915,454
                                                                     -----------
HEALTH CARE - 8.9%
Amgen, Inc. ............................................    11,600       716,880
Cardinal Health, Inc. ..................................    12,200       746,152


                                                            Shares       Value
                                                            --------------------
HEALTH CARE (Continued)
Johnson & Johnson ......................................     39,478   $2,039,434
Lilly (Eli) & Co. ......................................     11,000      773,630
MedImmune, Inc. ........................................     16,600      421,640
Medtronic, Inc. ........................................     20,700    1,006,227
Merck & Co., Inc. ......................................     18,800      868,560
Pfizer, Inc. ...........................................    104,035    3,675,557
Schering-Plough Corp. ..................................     32,100      558,219
UnitedHealth Group, Inc. ...............................     14,300      831,974
Zimmer Holdings, Inc. ..................................     14,030      987,712
                                                                      ----------
                                                                      12,625,985
                                                                      ----------
INDUSTRIALS - 6.8%
3M Co. .................................................     14,000    1,190,420
CSX Corp. ..............................................     13,800      495,972
Emerson Electric Co. ...................................     18,500    1,197,875
General Dynamics Corp. .................................      5,700      515,223
General Electric Co. ...................................     82,700    2,562,046
Honeywell International, Inc. ..........................     33,375    1,115,726
Tyco International Ltd. ................................     60,496    1,603,144
United Parcel Service, Inc. Class B ....................     13,000      969,150
                                                                      ----------
                                                                       9,649,556
                                                                      ----------
INFORMATION TECHNOLOGY - 13.6%
Accenture Ltd. Class A .................................     36,200      952,784
Affiliated Computer Services, Inc. Class A .............     17,700      963,942
Automatic Data Processing, Inc. ........................     21,300      843,693
BMC Software, Inc. (a) .................................     29,700      553,905
Cisco Systems, Inc.                                          92,200    2,239,538
Dell, Inc. (a) .........................................     20,600      699,576
Hewlett-Packard Co. ....................................     81,775    1,878,372
Intel Corp. ............................................     85,600    2,756,320
International Business Machines Corp. ..................     14,700    1,362,396
Lexmark International, Inc. ............................     10,000      786,400
Microsoft Corp. ........................................    114,200    3,145,068
Nokia Corp. ADR ........................................     75,200    1,278,400
Novellus Systems, Inc. (a) .............................     15,600      655,980
Paychex, Inc. ..........................................     10,300      383,160
Texas Instruments, Inc. ................................     16,000      470,080
Xilinx, Inc. (a) .......................................      7,100      275,054
                                                                      ----------
                                                                      19,244,668
                                                                      ----------
MATERIALS - 2.5%
Alcoa, Inc. ............................................     19,000      722,000
Dow Chemical Co. (The) .................................     12,000      498,840
E.I. du Pont de Nemours & Co. ..........................     22,985    1,054,782
PPG Industries, Inc. ...................................     19,000    1,216,380
                                                                      ----------
                                                                       3,492,002
                                                                      ----------
TELECOMMUNICATIONS SERVICES - 1.7%
Verizon Communications, Inc. ...........................     26,442      927,585
Vodafone Group PLC (ADR) (b) ...........................     56,500    1,414,760
                                                                      ----------
                                                                       2,342,345
                                                                      ----------

See accompanying notes to financial statements.

Balanced Fund
Portfolio of Investments (Continued)
December 31, 2003 (Unaudited)

COMMON STOCKS (Continued)


                                                            Shares      Value
                                                            --------------------
UTILITIES - 1.0%
Entergy Corp. ..........................................    16,400   $   936,932
Exelon Corp. ...........................................     7,012       465,316
                                                                     -----------
                                                                       1,402,248
                                                                     -----------
Total Common Stock
 (Cost $86,417,899) ....................................              91,819,482
                                                                     -----------

FIXED INCOME SECURITIES 32.1%
CORPORATE BONDS 14.4%


                                                           Principal
                                                            Amount
                                                           ---------
CONSUMER DISCRETIONARY - 2.4%
Comcast Corp.
 5.50%, due 3/15/11 ...................................    $ 65,000       67,563
Cox Communications, Inc.
 6.75%, due 3/15/11 ...................................      10,000       11,329
 7.125%, due 10/1/12 ..................................     270,000      311,422
 7.75%, due 11/1/10 ...................................     210,000      250,165
General Motors Corp.
 7.20%, due 1/15/11 ...................................     830,000      912,573
Liberty Media Corp.
 3.50%, due 9/25/06 ...................................     255,000      256,274
 5.70%, due 5/15/13 ...................................      65,000       65,732
Office Depot, Inc.
 6.25%, due 8/15/13 ...................................     285,000      299,248
Target Corp.
 7.50%, due 8/15/10 ...................................     255,000      302,388
TCI Communications, Inc.
 8.75%, due 8/1/15 ....................................     115,000      145,535
Tele-Communications, Inc.
 9.80%, due 2/1/12 ....................................     370,000      482,645
Time Warner, Inc.
 9.125%, due 1/15/13 ..................................     260,000      330,324
                                                                       ---------
                                                                       3,435,198
                                                                       ---------
CONSUMER STAPLES - 0.6%
Albertson's, Inc.
 7.50%, due 2/15/11 ...................................     385,000      441,347
ConAgra Foods, Inc.
 6.75%, due 9/15/11 ...................................      65,000       72,857
Kraft Foods, Inc.
 6.25%, due 6/1/12 ....................................     270,000      294,262
                                                                       ---------
                                                                         808,466
                                                                       ---------
ENERGY - 0.3%
Conoco Funding Co.
 6.35%, due 10/15/11 ..................................     360,000      403,617
                                                                       ---------
FINANCIALS - 6.7%
Aegon N.V.
 4.75%, due 6/1/13 ....................................     360,000      351,036
American General Finance Corp.
 5.375%, due 10/1/12 ..................................     160,000      164,989


                                                            Principal
                                                             Amount       Value
                                                            --------------------
FINANCIALS (Continued)
American International Group, Inc.
 4.25%, due 5/15/13 (d) ................................    $110,000    $104,336
Bank of America Corp.
 6.25%, due 4/15/12 ....................................     445,000     490,557
Capital One Bank
 5.75%, due 9/15/10 ....................................     410,000     433,710
Citigroup, Inc.
 5.625%, due 8/27/12 ...................................     255,000     269,189
 7.25%, due 10/1/10 ....................................     730,000     850,857
Countrywide Home Loans, Inc.
 3.25%, due 5/21/08 ....................................     460,000     452,427
Credit Suisse FirstBoston USA, Inc.
 6.50%, due 1/15/12 ....................................     235,000     261,560
Ford Motor Credit Co.
 6.375%, due 11/5/08 ...................................     345,000     361,866
GE Global Insurance Holding Corp.
 7.50%, due 6/15/10 ....................................     365,000     420,916
General Electric Capital Corp.
 6.00%, due 6/15/12 ....................................     170,000     184,357
Goldman Sachs Group, Inc. (The)
 5.70%, due 9/1/12 .....................................     240,000     252,229
 6.60%, due 1/15/12 ....................................      85,000      94,990
Household Finance Corp.
 5.875%, due 2/1/09 ....................................      15,000      16,290
 6.375%, due 10/15/11 ..................................     190,000     209,225
 6.75%, due 5/15/11 ....................................     485,000     545,985
Lehman Brothers Holdings, Inc.
 4.375%, due 11/30/10 ..................................     205,000     204,920
MBNA America Bank
 7.125%, due 11/15/12 ..................................      80,000      91,486
MBNA CORP.
 6.125%, due 3/1/13 ....................................     300,000     322,130
 7.50%, due 3/15/12 ....................................      30,000      34,855
Merrill Lynch & Co., Inc. Series B
 4.50%, due 11/4/10 ....................................     285,000     287,716
MetLife, Inc.
 6.125%, due 12/1/11 ...................................     405,000     441,692
Morgan Stanley
 4.25%, due 5/15/10 ....................................     410,000     409,423
National Rural Utilities Cooperative Finance Corp.
 5.75%, due 8/28/09 ....................................     225,000     243,799
 7.25%, due 3/1/12 .....................................      95,000     110,693
Prudential Financial, Inc.
 4.5%, due 7/15/13 .....................................     410,000     391,408
SLM Corp.
 4.00%, due 1/15/09 ....................................     210,000     211,443
 5.05%, due 11/14/14 ...................................     320,000     316,168
U.S. Bank National Association
 6.375%, due 8/1/11 ....................................     195,000     217,418
Verizon Global Funding Corp.
 7.375%, due 9/1/12 ....................................      75,000      86,907

See accompanying notes to financial statements.

                                                                 McMorgan Funds

                                                          Principal
                                                           Amount        Value
                                                          ----------------------
FINANCIALS (Continued)
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08 .................................    $135,000    $  148,095
 6.125%, due 4/18/12 .................................     425,000       465,362
                                                                      ----------
                                                                       9,448,034
                                                                      ----------
HEALTH CARE - 0.4%
Bristol-Myers Squibb Co.
 5.25%, due 8/15/13 (d) ..............................     300,000       309,347
 5.75%, due 10/1/11 ..................................      40,000        43,225
Schering-Plough Corp.
 5.30%, due 12/1/13 ..................................     195,000       198,403
                                                                      ----------
                                                                         550,975
                                                                      ----------
INDUSTRIALS - 1.2%
Bombardier, Inc.
 6.75%, due 5/1/12 (d) ...............................     190,000       207,575
General Electric Co.
 5.00%, due 2/1/13 ...................................     545,000       551,178
Hertz Corp. (The)
 4.70%, due 10/2/06 ..................................     310,000       315,457
International Lease Finance Corp.
 5.625%, due 6/1/07 ..................................     130,000       139,988
 5.875%, due 5/1/13 ..................................      90,000        94,820
 6.375%, due 3/15/09 .................................     370,000       407,601
                                                                      ----------
                                                                       1,716,619
                                                                      ----------
INFORMATION TECHNOLOGY - 0.3%
First Data Corp.
 5.625%, due 11/1/11 .................................     340,000       361,709
                                                                      ----------
MATERIALS - 0.6%
Alcoa, Inc.
 6.50%, due 6/1/11 ...................................     170,000       192,156
Alcoa, Inc.
 5.375%, due 1/15/13 .................................      85,000        88,798
BHP Finance USA Ltd.
 4.80%, due 4/15/13 ..................................     200,000       200,510
Weyerhaeuser Co.
 5.25%, due 12/15/09 .................................     150,000       155,775
 6.75%, due 3/15/12 ..................................     130,000       141,822
                                                                      ----------
                                                                         779,061
                                                                      ----------
TELECOMMUNICATION SERVICES - 1.5%
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11 ..................................     225,000       260,358
 8.125%, due 5/1/12 ..................................     265,000       311,627
British Telecommunications PLC
 8.375%, due 12/15/10 ................................     450,000       547,594
Citizens Communications Co.
 7.625%, due 8/15/08 .................................     150,000       164,243
Sprint Capital Corp.
 6.00%, due 1/15/07 ..................................      55,000        58,743
 7.625%, due 1/30/11 .................................     200,000       224,187


                                                         Principal
                                                          Amount        Value
                                                         -----------------------
TELECOMMUNICATION SERVICES (Continued)
Verizon New York, Inc.
 6.875%, due 4/1/12 .................................    $540,000    $   597,514
                                                                     -----------
                                                                       2,164,266
                                                                     -----------
UTILITIES - 0.4%
Southern Power Co.
 4.875%, due 7/15/15 (d) ............................     355,000        338,348
 6.25%, due 7/15/12 Series B ........................      35,000         37,818
Virginia Electric & Power Co.
 4.75%, due 3/1/13 ..................................     250,000        247,125
                                                                     -----------

                                                                         623,291
                                                                     -----------
Total Corporate Bonds
 (Cost $19,631,788) .................................                 20,291,236
                                                                     -----------
U.S. GOVERNMENT SECURITIES 2.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.9%

FINANCING CORPORATION - 0.1%
 8.60%, due 9/26/19 ...................................      125,000     169,098
                                                                       ---------
RESOLUTION FUNDING STRIP - 0.8%
 Zero Coupon, due 10/15/19 (c) ........................    2,720,000   1,137,675
                                                                       ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $1,266,270) ....................................                1,306,773
                                                                       ---------
U.S. TREASURY OBLIGATIONS 1.7%
UNITED STATES TREASURY BONDS - 1.7%
United States Treasury Bond
 5.25%, due 2/15/29 ...................................    2,150,000   2,168,980
 7.50%, due 11/15/16 ..................................      230,000     292,819
                                                                       ---------
                                                                       2,461,799
                                                                       ---------
Total U.S.Treasury Obligations
 (Cost $2,500,691) ....................................                2,461,799
                                                                       ---------
Total U.S. Government Securities
 (Cost $3,766,961) ....................................                3,768,572
                                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS 15.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.5%
 4.00%, due 2/15/17 ...................................      200,000     196,261
 4.75%, due 12/15/26 ..................................      500,000     509,272
 5.50%, due 4/15/24 ...................................       24,387      24,370
 5.75%, due 9/15/16 ...................................      668,131     699,289
 6.00%, due 6/15/25-2/15/27 ...........................      278,400     347,114
 6.10%, due 8/15/28 ...................................        1,281       1,280
 6.50%, due 11/15/22 ..................................      320,621     325,923
                                                                       ---------
                                                                       2,103,509
                                                                       ---------


See accompanying notes to financial statements.

Balanced Fund
Portfolio of Investments (Continued)
December 31, 2003 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)


                                                       Principal
                                                         Amount         Value
                                                       -------------------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION - 13.2%
 4.375%, due 3/15/13 ..............................    $1,530,000   $  1,502,650
 5.25%, due 2/25/29 ...............................        56,419         56,693
 5.50%, due 12/1/18-7/1/33 ........................     2,850,000      2,924,590
 5.75%, due 12/25/22 ..............................        42,785         42,733
 6.00%, due 7/25/20-12/1/33 .......................     2,286,700      2,339,321
 6.375%, due 6/15/09 ..............................     8,805,000      9,956,712
 6.50%, due 12/1/33 ...............................     1,850,000      1,916,628
                                                                    ------------
                                                                      18,739,327
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION - 0.4%
 5.5%, due 9/20/29 ................................       525,000        541,007
                                                                    ------------
Total Collateralized Mortgage Obligations
 (Cost $21,214,288) ...............................                   21,383,843
                                                                    ------------
Total Fixed Income Securities
 (Cost $44,613,037) ...............................                   45,443,651
                                                                    ------------
Total Investments
 (Cost $131,030,936) (e) ..........................          97.0%   137,263,133
Cash and Other Assets,
 Less Liabilities .................................           3.0      4,179,269
                                                       ----------   ------------
Net Assets ........................................         100.0%   141,442,402
                                                       ==========   ============
(a) Non-dividend paying stock.
(b) ADR - American Depositary Receipt.
(c) Zero coupon bond.
(d) May be sold to institutional investors only.
(e) Aggregate cost for federal income tax
    purposes is $131,177,893 and net unrealized
    appreciation is as follows:
    Gross unrealized appreciation..................                 $ 11,562,072
    Gross unrealized depreciation..................                   (5,476,831)
                                                                    ------------
    Net unrealized appreciation....................                 $  6,085,241
                                                                    ============


See accompanying notes to financial statements.

                                                                 McMorgan Funds

Balanced Fund
Statement of Assets and Liabilities
As of December 31, 2003 (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $131,030,936) ..........................................   $137,263,133
 Cash-interest bearing accounts .................................      3,560,148
 Dividends and interest receivable ..............................        581,328
 Receivable for fund shares sold ................................        120,493
 Other assets ...................................................         11,578
                                                                    ------------
    Total assets ................................................    141,536,680
                                                                    ------------
LIABILITIES:
 Payable to Advisor, net ........................................         39,789
 Payable for fund shares redeemed ...............................          9,287
 Accrued expenses ...............................................         45,202
                                                                    ------------
    Total liabilities ...........................................         94,278
                                                                    ------------
Net Assets ......................................................   $141,442,402
                                                                    ------------
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $150,798,506
 Accumulated distributions in excess of net investment income ...        (57,367)
 Accumulated net realized loss on investments ...................    (15,530,934)
 Net unrealized appreciation on investments .....................      6,232,197
                                                                    ------------
                                                                    $141,442,402
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $133,665,372
 Class Z ........................................................      7,777,030
                                                                    ------------
                                                                    $141,442,402
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................      8,009,213
                                                                    ============
 Class Z ........................................................        466,067
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      16.69
                                                                    ============
 Class Z ........................................................   $      16.69
                                                                    ============

Statement of Operations
For the six months ended December 31, 2003 (Unaudited)


INVESTMENT INCOME:
 Interest .........................................................   $1,209,281
 Dividends (net of foreign withholding taxes of $1,826) ...........      769,385
                                                                      ----------
    Total investment income .......................................    1,978,666
                                                                      ----------
Expenses:
 Investment advisory fees (Note E) ................................      300,740
 Administration fees ..............................................       39,392
 Transfer agent fees ..............................................       30,058
 Accounting fees ..................................................       28,379
 Registration expenses ............................................       12,871
 Legal fees .......................................................       11,465
 Custodian fees ...................................................       11,230
 Auditing fees ....................................................       11,060
 Insurance fees ...................................................        9,013
 12B-1 distribution fees (Class Z) ................................        8,964
 Trustees fees ....................................................        6,442
 Report to shareholder expense ....................................        5,218
 Miscellaneous expenses ...........................................       13,839
                                                                      ----------
    Total expenses ................................................      488,671
 Expenses reimbursed (Note E) .....................................      (76,354)
                                                                      ----------
    Net expenses ..................................................      412,317
                                                                      ----------
Net investment income .............................................    1,566,349
                                                                      ==========
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments .................................     (929,564)
 Net change in unrealized appreciation
   on investments .................................................    9,337,923
                                                                      ----------
 Net realized and unrealized gain
   on investments .................................................    8,408,359
                                                                      ----------
Increase in net assets from operations ............................   $9,974,708
                                                                      ==========



See accompanying notes to financial statements.

Balanced Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2003 (Unaudited) and the year ended June 30, 2003


                                                     For the           For the
                                                 Six Months Ended    Year Ended
                                                     12/31/03          6/30/03
                                                 ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ......................      $  1,566,349     $  4,129,373
 Net realized loss on investments ...........          (929,564)     (12,894,712)
 Net change in unrealized appreciation/
  (depreciation) on investments..............         9,337,923       12,006,038
                                                   ------------     ------------
 Increase in net assets .....................         9,974,708        3,240,699
                                                   ------------     ------------
Dividends and distributions to shareholders:
 From net investment income
   Class McMorgan shares.....................        (1,635,625)      (3,999,874)
   Class Z shares............................           (84,989)        (212,901)
 From capital gains
   Class McMorgan shares.....................                 -          (13,633)
   Class Z shares............................                 -             (724)
                                                   ------------     ------------
 Total dividends and distributions to
  shareholders...............................        (1,720,614)      (4,227,132)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        10,704,355       15,646,318
   Class Z shares............................           648,186        5,601,378
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions:
   Class McMorgan shares.....................         1,577,261        3,796,393
   Class Z shares............................            84,988          213,625
                                                   ------------     ------------
                                                     13,014,790       25,257,714
 Cost of shares redeemed:
   Class McMorgan shares.....................       (11,997,667)     (54,118,882)
   Class Z shares............................          (378,421)      (5,879,872)
                                                   ------------     ------------
 Increase (decrease) in net assets derived
  from capital share transactions............           638,702      (34,741,040)
                                                   ------------     ------------
   Total increase (decrease) in net assets...         8,892,796      (35,727,473)
Net Assets:
 Beginning of period ........................       132,549,606      168,277,079
                                                   ------------     ------------
 End of period (including distributions in
  excess of net income and undistributed net
  investment income of ($57,367) and $96,898
  respectively)..............................      $141,442,402     $132,549,606
                                                   ============     ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds
Balanced Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                  For the            For the            For the        For the         For the
                                             Six Months Ended    Six Months Ended     Year Ended      Year Ended     Year Ended
                                                12/31/03++          12/31/03++          6/30/03        6/30/03         6/30/02
                                             ----------------    ----------------   --------------    ----------   --------------
                                              Class McMorgan         Class Z        Class McMorgan     Class Z     Class McMorgan
                                             ----------------    ----------------   --------------    ----------   --------------
Net asset value, beginning of period .....       $  15.52             $15.52           $  15.51         $15.51        $  18.15
                                                 --------             ------           --------         ------        --------
 Income from investment operations:
 Net investment income ...................           0.19               0.17               0.44           0.40            0.48
 Net realized and unrealized
   gain (loss) on investments ............           1.19               1.19               0.02           0.03           (2.16)
                                                 --------             ------           --------         ------        --------
   Total from investment operations ......           1.38               1.36               0.46           0.43           (1.68)
                                                 --------             ------           --------         ------        --------
 Less dividends and distributions:
 From net investment income ..............          (0.21)             (0.19)             (0.45)         (0.42)          (0.48)
 From capital gains ......................              -                  -              (0.00)(b)      (0.00)(b)       (0.48)
                                                 --------             ------           --------         ------        --------
   Total dividends and distributions .....          (0.21)             (0.19)             (0.45)         (0.42)          (0.96)
                                                 --------             ------           --------         ------        --------
Net asset value, end of period ...........       $  16.69             $16.69           $  15.52         $15.52        $  15.51
                                                 ========             ======           ========         ======        ========
Total return .............................           8.93%(a)           8.80%(a)           3.16%          2.90%          (9.65)%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....       $133,665             $7,777           $125,658         $6,892        $161,436
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor ...................           0.71%+             0.96%+             0.70%          0.95%           0.67%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor ...................           0.60%+             0.85%+             0.60%          0.85%           0.60%
 Ratio of net investment income to
   average net assets before reimbursement
   and recovery of expenses by Advisor ...           2.24%+             1.99%+             2.79%          2.54%           2.70%
 Ratio of net investment income to
   average net assets after reimbursement
   and recovery of expenses by Advisor ...           2.35%+             2.10%+             2.89%          2.64%           2.77%
 Porfolio turnover .......................          42.61%             42.61%             54.63%         54.63%          45.80%

                               [RESTUBBED TABLE]

                                               For the        For the          For the         For the           For the
                                             Year Ended      Year Ended     Period Ended      Year Ended       Year Ended
                                               6/30/02        6/30/01         6/30/01*         6/30/00           6/30/99
                                             ----------    --------------   ------------    --------------   --------------
                                               Class Z     Class McMorgan      Class Z      Class McMorgan   Class McMorgan
                                             ----------    --------------   ------------    --------------   --------------
Net asset value, beginning of period .....     $18.15         $  19.93         $19.26          $  20.15         $  18.12
                                               ------         --------         ------          --------         --------
 Income from investment operations:
 Net investment income ...................       0.43             0.52           0.21              0.55             0.50
 Net realized and unrealized
   gain (loss) on investments ............      (2.16)           (1.07)         (1.10)             0.07             2.10
                                               ------         --------         ------          --------         --------
   Total from investment operations ......      (1.73)           (0.55)         (0.89)             0.62             2.60
                                               ------         --------         ------          --------         --------
 Less dividends and distributions:
 From net investment income ..............      (0.43)           (0.53)         (0.22)            (0.55)           (0.50)
 From capital gains ......................      (0.48)           (0.70)            --             (0.29)           (0.07)
                                               ------         --------         ------          --------         --------
   Total dividends and distributions .....      (0.91)           (1.23)         (0.22)            (0.84)           (0.57)
                                               ------         --------         ------          --------         --------
Net asset value, end of period ...........     $15.51         $  18.15         $18.15          $  19.93         $  20.15
                                               ======         ========         ======          ========         ========
Total return .............................      (9.87)%          (2.84)%        (4.63)%(a)         3.17%           14.60%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....     $6,842         $175,681         $7,492          $165,066         $154,615
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor ...................       0.92%            0.65%          0.90%+            0.64%            0.64%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor ...................       0.85%            0.60%          0.85%+            0.60%            0.60%
 Ratio of net investment income to
   average net assets before reimbursement
   and recovery of expenses by Advisor ...       2.45%            2.69%          2.44%+            2.73%            2.70%
 Ratio of net investment income to
   average net assets after reimbursement
   and recovery of expenses by Advisor ...       2.52%            2.74%          2.49%+            2.77%            2.74%
 Porfolio turnover .......................      45.80%           38.09%         38.09%            22.44%           18.58%

---------------
*  Class Z commenced operations on January 25, 2001.
(a)  Total return is not annualized.
(b)  Less than one cent per share.
+  Annualized.
++ Unaudited.


See accompanying notes to financial statements.

Equity Investment Fund
Portfolio of Investments
December 31, 2003 (Unaudited)

COMMON STOCKS 98.9%


                                                           Shares       Value
                                                           ---------------------
CONSUMER DISCRETIONARY - 12.5%
Best Buy Co., Inc. ....................................     18,600   $   971,664
Clear Channel Communications, Inc. ....................     49,200     2,304,036
Comcast Corp. Class A (a) .............................    104,574     3,437,347
Dollar Tree Stores, Inc. ..............................     16,900       508,014
Gap, Inc. (The) .......................................    109,200     2,534,532
General Motors Corp. ..................................     25,500     1,361,700
Home Depot, Inc. (The) ................................    110,600     3,925,194
InterActive Corp. .....................................     36,800     1,248,624
Knight-Ridder, Inc. ...................................     21,150     1,636,376
Kohl's Corp. (a) ......................................     22,200       997,668
Target Corp. ..........................................     56,100     2,154,240
Time Warner, Inc. .....................................     99,500     1,790,005
Viacom, Inc. Class B (a) ..............................     84,000     3,727,920
                                                                     -----------
                                                                      26,597,320
                                                                     -----------
CONSUMER STAPLES - 10.0%
Altria Group, Inc. ....................................     17,500       952,350
Anheuser-Busch Cos., Inc. .............................     62,300     3,281,964
Costco Wholesale Corp. (a) ............................     76,750     2,853,565
PepsiCo, Inc. .........................................     78,550     3,662,001
Procter & Gamble Co. (The) ............................     33,600     3,355,968
Sara Lee Corp. ........................................    130,700     2,837,497
Sysco Corp. ...........................................     28,700     1,068,501
Wal-Mart Stores, Inc. .................................     39,300     2,084,865
Walgreen Co. ..........................................     32,200     1,171,436
                                                                     -----------
                                                                      21,268,147
                                                                     -----------
ENERGY - 5.8%
BP PLC ADR (b) ........................................     21,150     1,043,752
ChevronTexaco Corp. ...................................     27,351     2,362,853
ExxonMobil Corp. ......................................    118,500     4,858,500
Nabors Industries, Ltd. ...............................     39,700     1,647,550
Schlumberger Ltd. .....................................     41,950     2,295,504
                                                                     -----------
                                                                      12,208,159
                                                                     -----------
FINANCIALS - 17.9%
Allstate Corp. (The) ..................................     54,800     2,357,496
American International Group, Inc. ....................     63,250     4,192,210
Bank One Corp. ........................................     56,600     2,580,394
Citigroup, Inc. .......................................    182,408     8,854,084
Federal Home Loan Mortgage Corp. ......................     34,300     2,000,376
Federal National Mortgage Association .................     31,600     2,371,896
Marsh & McLennan Cos., Inc. ...........................     30,400     1,455,856
MBNA Corp. ............................................     79,700     1,980,545
Merrill Lynch & Co., Inc. .............................     61,300     3,595,245
State Street Corp. ....................................     40,900     2,130,072
U.S. Bancorp ..........................................    144,079     4,290,673
Wachovia Corp. ........................................     44,200     2,059,278
                                                                     -----------
                                                                      37,868,125
                                                                     -----------
HEALTH CARE - 13.8%
Amgen, Inc. (a) .......................................     27,200     1,680,960
Cardinal Health, Inc. .................................     29,400     1,798,104
Johnson & Johnson .....................................     82,260     4,249,552
Lilly (Eli) & Co. .....................................     25,300     1,779,349
MedImmune, Inc. .......................................     37,900       962,660


                                                           Shares       Value
                                                           ---------------------
HEALTH CARE (Continued)
Medtronic, Inc. .......................................     48,200   $ 2,343,002
Merck & Co., Inc. .....................................     42,695     1,972,509
Pfizer, Inc. ..........................................    247,285     8,736,579
Schering-Plough Corp. .................................     79,600     1,384,244
UnitedHealth Group, Inc. ..............................     33,400     1,943,212
Zimmer Holdings, Inc. (a) .............................     33,750     2,376,000
                                                                     -----------
                                                                      29,226,171
                                                                     -----------
INDUSTRIALS - 10.3%
3M Co. ................................................     29,660     2,521,990
CSX Corp. .............................................     31,300     1,124,922
Emerson Electric Co. ..................................     35,300     2,285,675
General Dynamics Corp. ................................     13,100     1,184,109
General Electric Co. ..................................    204,600     6,338,508
Honeywell International, Inc. .........................     76,900     2,570,767
Tyco International, Ltd. ..............................    138,100     3,659,650
United Parcel Service, Inc. Class B ...................     28,400     2,117,220
                                                                     -----------
                                                                      21,802,841
                                                                     -----------
INFORMATION TECHNOLOGY - 20.9%
Accenture Ltd. Class A (a) ............................     84,800     2,231,936
Affiliated Computer Services, Inc.
 Class A (a)...........................................     41,000     2,232,860
Automatic Data Processing, Inc. .......................     45,600     1,806,216
BMC Software, Inc. (a) ................................     74,000     1,380,100
Cisco Systems, Inc. (a) ...............................    214,200     5,202,918
Dell, Inc. ............................................     47,600     1,616,496
Hewlett-Packard Co. ...................................    188,509     4,330,052
Intel Corp. ...........................................    194,050     6,248,410
International Business Machines Corp. .................     34,400     3,188,192
Lexmark International, Inc. ...........................     22,600     1,777,264
Microsoft Corp. .......................................    261,900     7,212,726
Nokia Corp. ADR (b) ...................................    171,600     2,917,200
Novellus Systems, Inc. (a) ............................     35,950     1,511,697
Paychex, Inc. .........................................     17,600       654,720
Texas Instruments, Inc. ...............................     36,700     1,078,246
Xilinx, Inc. (a) ......................................     22,000       852,280
                                                                     -----------
                                                                      44,241,313
                                                                     -----------
MATERIALS - 3.6%
Alcoa, Inc. ...........................................     37,900     1,440,200
Dow Chemical Co. (The) ................................     27,600     1,147,332
E.I. du Pont de Nemours & Co. .........................     52,604     2,413,998
PPG Industries, Inc. ..................................     40,900     2,618,418
                                                                     -----------
                                                                       7,619,948
                                                                     -----------
TELECOMMUNICATION SERVICES - 2.6%
Verizon Communications, Inc. ..........................     63,462     2,226,247
Vodafone Group PLC ADR (b) ............................    128,650     3,221,396
                                                                     -----------
                                                                       5,447,643
                                                                     -----------
UTILITIES - 1.5%
Entergy Corp. .........................................     37,400     2,136,662
Exelon Corp. ..........................................     15,712     1,042,648
                                                                     -----------
                                                                       3,179,310
                                                                     -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Equity Investment Fund
Portfolio of Investments (Continued)
December 31, 2003 (Unaudited)




                                                           Shares       Value
                                                           ---------------------
Total Common Stocks
 (Cost $198,934,802) (c) ..............................     98.9%   $209,458,977
Cash and Other Assets,
 Less Liabilities .....................................      1.1       2,365,413
                                                           -----    ------------
Net Assets ............................................    100.0%   $211,824,390
                                                           =====    ============
(a) Non-dividend paying stock.
(b) ADR - American Depositary Receipt.
(c) Aggregate cost for federal income tax
    purposes is $199,476,142 and net
    unrealized appreciation is as follows:
    Gross unrealized appreciation .....................             $ 24,156,825
    Gross unrealized depreciation .....................              (14,173,990)
                                                                    ------------
   Net unrealized appreciation ........................             $  9,982,835
                                                                    ============



See accompanying notes to financial statements.

Equity Investment Fund
Statement of Assets and Liabilities
As of December 31, 2003 (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $198,934,802) ..........................................   $209,458,977
 Cash-interest bearing accounts .................................      1,675,037
 Receivable for securities sold .................................        928,634
 Dividends and interest receivable ..............................        298,399
 Receivable for fund shares sold ................................        214,238
 Other assets ...................................................         21,280
                                                                    ------------
    Total assets ................................................    212,596,565
                                                                    ------------
LIABILITIES:
 Payable for fund shares redeemed ...............................        629,323
 Payable to Advisor, net ........................................         90,244
 Accrued expenses ...............................................         52,608
                                                                    ------------
    Total liabilities ...........................................        772,175
                                                                    ------------
Net Assets ......................................................   $211,824,390
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $245,626,044
 Accumulated undistributed net investment income ................         30,308
 Accumulated net realized loss on investments ...................    (44,356,137)
 Net unrealized appreciation on investments .....................     10,524,175
                                                                    ------------
                                                                    $211,824,390
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $199,892,579
 Class Z ........................................................     11,931,811
                                                                    ------------
                                                                    $211,824,390
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................      9,740,342
                                                                    ============
 Class Z ........................................................        581,617
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      20.52
                                                                    ============
 Class Z ........................................................   $      20.51
                                                                    ============

Statement of Operations
For the six months ended December 31, 2003 (Unaudited)


INVESTMENT INCOME:
 Dividends (net of foreign withholding taxes of $4,252) ..........   $ 1,730,538
 Interest ........................................................         4,319
                                                                     -----------
    Total investment income ......................................     1,734,857
                                                                     -----------
Expenses:
 Investment advisory fees (Note E) ...............................       502,325
 Administration fees .............................................        56,197
 Accounting fees .................................................        33,600
 Transfer agent fees .............................................        32,686
 Legal fees ......................................................        16,674
 Registration expenses ...........................................        14,540
 12B-1 distribution fees (Class Z) ...............................        13,735
 Insurance fees ..................................................        13,363
 Auditing fees ...................................................        11,625
 Custodian fees ..................................................        11,165
 Trustees fees ...................................................         9,368
 Report to shareholder expense ...................................         6,649
 Miscellaneous expenses ..........................................         3,374
                                                                     -----------
    Total expenses ...............................................       725,301
 Expenses reimbursed (Note E) ....................................             -
                                                                     -----------
    Net expenses .................................................       725,301
                                                                     -----------
Net Investment Income ............................................     1,009,556
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments ................................       788,476
 Net change in unrealized appreciation
   on investments ................................................    25,196,556
                                                                     -----------
 Net realized and unrealized gain
   on investments ................................................    25,985,032
                                                                     -----------
Increase in net assets from operations ...........................   $26,994,588
                                                                     ===========



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Equity Investment Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2003 (Unaudited) and the year ended June 30, 2003


                                                     For the           For the
                                                 Six Months Ended    Year Ended
                                                     12/31/03          6/30/03
                                                 ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ......................      $  1,009,556     $  2,563,028
 Net realized gain(loss) on investments .....           788,476      (40,974,304)
 Net change in unrealized appreciation/
   (depreciation) on investments.............        25,196,556       30,212,244
                                                   ------------     ------------
 Increase (decrease) in net assets ..........        26,994,588       (8,199,032)
                                                   ------------     ------------
Dividends and distributions to shareholders:
 From net investment income
   Class McMorgan shares.....................          (965,856)      (2,507,513)
   Class Z shares............................           (42,800)        (127,479)
 From capital gains
   Class McMorgan shares.....................                --               --
   Class Z shares............................                --               --
                                                   ------------     ------------
 Total dividends and distributions to
  shareholders...............................        (1,008,656)      (2,634,992)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        12,953,117       26,212,652
   Class Z shares............................         1,573,013        4,876,705
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions:
   Class McMorgan shares.....................           958,327        2,447,979
   Class Z shares............................            42,800          127,479
                                                   ------------     ------------
                                                     15,527,257       33,664,815
 Cost of shares redeemed:
   Class McMorgan shares.....................       (21,053,754)     (33,119,878)
   Class Z shares............................        (1,275,161)      (6,621,781)
                                                   ------------     ------------
 Increase (decrease) in net assets derived
  from capital share transactions............        (6,801,658)      (6,076,844)
                                                   ------------     ------------
 Total increase (decrease) in net assets ....        19,184,274      (16,910,868)
Net Assets:
 Beginning of period ........................       192,640,116      209,550,984
                                                   ------------     ------------
 End of period (including undistributed net
  investment income of $30,308 and $29,408
  respectively)..............................      $211,824,390     $192,640,116
                                                   ============     ============

See accompanying notes to financial statements.

Equity Investment Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                  For the          For the
                                                Six Months       Six Months       For the         For the        For the
                                                   Ended            Ended        Year Ended     Year Ended      Year Ended
                                                 12/31/03         12/31/03        6/30/03         6/30/03        6/30/02
                                             ----------------    ----------    --------------   ----------    --------------
                                             Class McMorgan++    Class Z ++    Class McMorgan     Class Z     Class McMorgan
                                             ----------------    ----------    --------------   ----------    --------------
Net asset value, beginning of period .....       $  18.04          $ 18.04        $  19.05        $ 19.05        $  24.57
                                                 --------          -------        --------        -------        --------
 Income from investment operations:
 Net investment income ...................           0.10             0.07            0.23           0.18            0.21
 Net realized and unrealized
   gain (loss) on investments ............           2.48             2.47           (1.00)         (1.00)          (5.12)
                                                 --------          -------        --------        -------        --------
   Total from investment operations ......           2.58             2.54           (0.77)         (0.82)          (4.91)
                                                 --------          -------        --------        -------        --------
 Less dividends and distributions:
 From net investment income ..............          (0.10)           (0.07)          (0.24)         (0.19)          (0.20)
 From capital gains ......................              -                -               -              -           (0.41)
                                                 --------          -------        --------        -------        --------
   Total dividends and distributions .....          (0.10)           (0.07)          (0.24)         (0.19)          (0.61)
                                                 --------          -------        --------        -------        --------
Net asset value, end of period ...........       $  20.52          $ 20.51        $  18.04        $ 18.04        $  19.05
                                                 ========          =======        ========        =======        ========
Total return .............................          14.33%(a)        14.13%(a)       (3.99)%        (4.23)%        (20.34)%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....       $199,893          $11,932        $182,470        $10,170        $196,914
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor ...................           0.72%+           0.97%+          0.71%          0.96%           0.71%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor ...................           0.72%+           0.97%+          0.71%          0.96%           0.71%
 Ratio of net investment income to
   average net assets before reimbursement
   and recovery of expenses by Advisor ...           1.02%+           0.77%+          1.34%          1.09%           0.95%
 Ratio of net investment income to
   average net assets after reimbursement
   and recovery of expenses by Advisor ...           1.02%+           0.77%+          1.34%          1.09%           0.95%
 Porfolio turnover .......................          20.01%           20.01%          30.77%         30.77%          14.95%

                               [RESTUBBED TABLE]

                                               For the        For the          For the         For the           For the
                                             Year Ended      Year Ended     Period Ended      Year Ended       Year Ended
                                               6/30/02        6/30/01         6/30/01*         6/30/00           6/30/99
                                             ----------    --------------   ------------    --------------   --------------
                                               Class Z     Class McMorgan      Class Z      Class McMorgan   Class McMorgan
                                             ----------    --------------   ------------    --------------   --------------
Net asset value, beginning of period .....     $ 24.57        $  30.17         $ 27.68         $  30.37         $  25.29
                                               -------        --------         -------         --------         --------
 Income from investment operations:
 Net investment income ...................        0.15            0.19            0.06             0.23             0.23
 Net realized and unrealized
   gain (loss) on investments ............       (5.11)          (3.83)          (3.10)            0.30             5.21
                                               -------        --------         -------         --------         --------
   Total from investment operations ......       (4.96)          (3.64)          (3.04)            0.53             5.44
                                               -------        --------         -------         --------         --------
 Less dividends and distributions:
 From net investment income ..............       (0.15)          (0.20)          (0.07)           (0.23)           (0.22)
 From capital gains ......................       (0.41)          (1.76)              -            (0.50)           (0.14)
                                               -------        --------         -------         --------         --------
   Total dividends and distributions .....       (0.56)          (1.96)          (0.07)           (0.73)           (0.36)
                                               -------        --------         -------         --------         --------
Net asset value, end of period ...........     $ 19.05        $  24.57         $ 24.57         $  30.17         $  30.37
                                               =======        ========         =======         ========         ========
Total return .............................      (20.52)%        (12.44)%        (10.97)%(a)        1.80%           21.70%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ....     $12,637        $228,606         $11,645         $260,033         $204,102
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor ...................        0.96%           0.69%           0.94%+           0.67%            0.66%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor ...................        0.96%           0.69%           0.94%+           0.68%            0.75%
 Ratio of net investment income to
   average net assets before reimbursement
   and recovery of expenses by Advisor ...        0.70%           0.69%           0.44%+           0.78%            0.95%
 Ratio of net investment income to
   average net assets after reimbursement
   and recovery of expenses by Advisor ...        0.70%           0.69%           0.44%+           0.77%            0.86%
 Porfolio turnover .......................       14.95%          22.52%          22.52%           13.68%            4.79%

---------------
*  Class Z commenced operations on February 1, 2001.
(a)  Total return is not annualized.
+  Annualized.
++ Unaudited.


See accompanying notes to financial statements.

Notes to Financial Statements                                 December 31, 2003


Note (A) Significant Accounting Policies: McMorgan Funds (the "Trust"), is a no-load, open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware statutory trust (formerly business trust) on February 3, 1994. The Trust offers shares of beneficial interest (collectively, the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund"), McMorgan Equity Investment Fund (the "Equity Investment Fund") and McMorgan High Yield Fund (the "High Yield Fund") (collectively, the "Funds"). The Intermediate Fixed Income Fund, Balanced Fund, and Equity Investment Fund offer two classes of shares: McMorgan Funds Shares and Class Z Shares. The Fixed Income Fund offers four classes of shares: McMorgan Funds shares, Class Z shares, Class R1 shares and Class R2 shares. Class R1 shares and Class R2 shares will commence operations on January 1, 2004. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Principal Preservation Fund only offers the McMorgan Funds class of shares. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. The High Yield Fund commenced investment operations on November 3, 2003. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company LLC (the "Advisor"). The Advisor is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM"), which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). New York Life Investment Management LLC, a wholly-owned subsidiary of NYLIM, is the sub-advisor to the High Yield Fund. No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

   (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the security shall be valued at the mean between the closing bid price and asked price on that exchange. Securities traded over-the-counter are priced at the closing bid price supplied through such system. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Funds' Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees.

   (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience a delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

   (3) Investment Income and Security Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums/ discounts on fixed income securities are amortized/accreted daily. Security transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

   (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 2003. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   (6) Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (7) High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund, the Fixed Income Fund and the High Yield Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

The tax character, of distributions paid during the years ended June 30, 2003 and June 30, 2002, was as follows:

                                                                Intermediate
                                                                Fixed Income               Fixed Income
                                                                    Fund                       Fund
                                                         -------------------------    -----------------------
                                                            2003           2002          2003         2002
                                                         ----------    -----------    ----------   ----------
Distributions paid from:
 Ordinary income ..................................      $8,013,964    $11,677,575    $2,027,527   $1,711,646
 Long-term capital gain ...........................         471,822        778,968             -            -
                                                         ----------    -----------    ----------   ----------
                                                         $8,485,786    $12,456,543    $2,027,527   $1,711,646
                                                         ==========    ===========    ==========   ==========

                                       46

                                                              December 31, 2003



                                                                Balanced               Equity Investment
                                                                  Fund                       Fund
                                                        ------------------------    -----------------------
                                                           2003          2002          2003         2002
                                                        ----------    ----------    ----------   ----------
Distributions paid from:
 Ordinary income ..................................     $4,212,756    $6,257,956    $2,634,992   $2,105,087
 Long-term capital gain ...........................         14,376     3,636,642             -    3,936,025
                                                        ----------    ----------    ----------   ----------
                                                        $4,227,132    $9,894,598    $2,634,992   $6,041,112
                                                        ==========    ==========    ==========   ==========


As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:


                                                Intermediate
                                                Fixed Income      Fixed Income
                                                    Fund              Fund
                                                ------------   -----------------
Undistributed ordinary income ..............    $  2,213,226      $  1,305,023
Undistributed long-term gain (Capital loss
  carryforward).............................       3,086,898            19,382
Unrealized appreciation ....................       5,294,244         2,177,518
                                                ------------      ------------
                                                $ 10,594,368      $  3,501,923
                                                ============      ============

                                                  Balanced     Equity Investment
                                                    Fund              Fund
                                                ------------   -----------------
Undistributed ordinary income ..............    $     96,898      $     29,408
Undistributed long-term gain (Capital loss
  carryforward).............................      (2,187,735)       (4,092,033)
Post October loss ..........................     (12,266,678)      (40,511,240)
Unrealized depreciation ....................      (3,252,683)      (15,213,721)
                                                ------------      ------------
                                                $(17,610,198)     $(59,787,586)
                                                ============      ============


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends, in each calendar year, at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2003, the Funds realized capital losses during the period from November 1, 2002 through June 30, 2003 as shown below which are treated for federal income tax purposes as arising in the tax year ending June 30, 2004.


Balanced Fund ....................................................   $12,266,678
Equity Investment Fund ...........................................    40,511,240


On June 30, 2003, the following Fund had reclassifications between capital paid-in, and accumulated net realized loss on investments as a result of paydown gain, in kind gain and other reclassifications.


                                                       Increase
                                                    in Accumulated
                                                     Net Realized    Decrease in
                                                       Loss on         Capital
                                                     Investments       Paid-in
                                                    --------------   -----------
Balanced Fund ..................................      $1,499,971     $(1,499,971)


Net assets of the Funds were unaffected by the reclassifications discussed.

Note (C) Capital Share Transactions (in 000's): Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                          PRINCIPAL PRESERVATION FUND                           INTERMEDIATE FIXED INCOME FUND
                       ---------------------------------     ----------------------------------------------------------------------
                                 Class McMorgan                       Class McMorgan                          Class Z
                       ---------------------------------    ---------------------------------     ---------------------------------
                       Six Months Ended      Year Ended     Six Months Ended      Year Ended      Six Months Ended     Year Ended
                       December 31, 2003   June 30, 2003    December 31, 2003   June 30, 2003    December 31, 2003    June 30, 2003
                       -----------------   -------------    -----------------   -------------    -----------------    -------------
Shares sold .........       131,227            309,330            3,015              4,757                78              1,009
Shares issued in
  reinvestment of
  dividends and
  distributions .....           570              2,151              805                755                 8                 15
                           --------           --------           ------             ------              ----              -----
                            131,797            311,481            3,820              5,512                86              1,024
Shares redeemed .....      (146,383)          (292,455)          (2,627)            (3,658)             (234)              (877)
                           --------           --------           ------             ------              ----              -----
Net increase
  (decrease) ........       (14,586)            19,026            1,193              1,854              (148)               147
                           ========           ========           ======             ======              ====              =====

                                                                                       FIXED INCOME FUND
                                                             ----------------------------------------------------------------------
                                                                      Class McMorgan                           Class Z
                                                             ---------------------------------    ---------------------------------
                                                             Six Months Ended      Year Ended     Six Months Ended      Year Ended
                                                            December 31, 2003    June 30, 2003    December 31, 2003   June 30, 2003
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................           280              1,095              1,112             1,552
Shares issued through reinvestment of dividends .........           146                143                 80                32
                                                                   ----              -----              -----             -----
                                                                    426              1,238              1,192             1,584
Shares redeemed .........................................          (326)              (541)              (283)             (535)
                                                                   ----              -----              -----             -----
Net increase ............................................           100                697                909             1,049
                                                                   ====              =====              =====             =====

                                                                    HIGH YIELD FUND*
                                                                   -----------------
                                                                     Class McMorgan
                                                                   -----------------
                                                                      Period Ended
                                                                   December 31, 2003
                                                                   -----------------
Shares sold ....................................................         5,247
Shares issued through reinvestment of dividends ................            57
                                                                         -----
                                                                         5,304
Shares redeemed ................................................             0
                                                                         -----

Net increase ...................................................         5,304
                                                                         =====

*Fund commenced operations on November 3, 2003.

                                                                                         BALANCED FUND
                                                             ----------------------------------------------------------------------
                                                                      Class McMorgan                           Class Z
                                                             ---------------------------------    ---------------------------------
                                                             Six Months Ended      Year Ended     Six Months Ended      Year Ended
                                                            December 31, 2003    June 30, 2003    December 31, 2003   June 30, 2003
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................           577               1,058               41                383
Shares issued through reinvestment of dividends .........            98                 255                5                 14
                                                                   ----              ------              ---               ----
                                                                    675               1,313               46                397
Shares redeemed .........................................          (762)             (3,627)             (24)              (394)
                                                                   ----              ------              ---               ----
Net increase (decrease) .................................           (87)             (2,314)              22                  3
                                                                   ====              ======              ===               ====

                                                                                     EQUITY INVESTMENT FUND
                                                             ----------------------------------------------------------------------
                                                                      Class McMorgan                           Class Z
                                                             ---------------------------------    ---------------------------------
                                                             Six Months Ended      Year Ended     Six Months Ended      Year Ended
                                                            December 31, 2003    June 30, 2003    December 31, 2003   June 30, 2003
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................            678              1,570               83                284
Shares issued through reinvestment of dividends .........             50                143                2                  7
                                                                  ------             ------              ---               ----
                                                                     728              1,713               85                291
Shares redeemed .........................................         (1,101)            (1,935)             (67)              (391)
                                                                  ------             ------              ---               ----
Net increase (decrease) .................................           (373)              (222)              18               (100)
                                                                  ======             ======              ===               ====

                                                              December 31, 2003

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended December 31, 2003 were:

                                                     Aggregate     Proceeds from
                                                     Purchases         Sales
                                                    ------------   -------------
Intermediate Fixed Income Fund .................    $230,765,220    $219,500,870
Fixed Income Fund ..............................      56,054,448      46,454,094
Balanced Fund ..................................      57,528,863      61,403,159
Equity Investment Fund .........................      38,772,709      42,163,358
High Yield Fund ................................      55,555,784       4,094,100


Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; 0.50% for the Equity Investment Fund and the High Yield Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the McMorgan Funds Class of Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund, Equity Investment Fund and High Yield Fund, operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60% and 0.75%, respectively. While the Advisor has not undertaken to limit the total annual operating expenses of the Class Z shares, the Advisory fee waiver would also apply to these shares. For the period July 1, 2003 through December 31, 2003, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $331,729:
$114,077 for the Principal Preservation Fund; $52,516 for the Intermediate Fixed Income Fund; $73,726 for the Fixed Income Fund; $76,354 for the Balanced Fund; and $15,056 for the High Yield Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

Since July 1, 2000 through December 31, 2003, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $751,349; Intermediate Fixed Income Fund $240,105; Fixed Income Fund $431,306; Balanced Fund $440,295; Equity Investment Fund $1,339 and High Yield Fund $15,056.

New York Life Investment Management LLC ("NYLIM") serves as sub-advisor for the High Yield Fund. Pursuant to a sub-advisory agreement, the Advisor pays NYLIM 50% of the fee received by the Advisor from the High Yield Fund.

The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Class Z Shares of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund, Equity Investment Fund and High Yield Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors LLC, an affiliate of the Advisor, who serves as distributor to the Funds pursuant to an Underwriting Agreement, or a third party administrator for actual distributions and shareholder servicing expenses incurred, on an annual basis of 0.25% of each Fund's Class Z Shares average daily net assets.

Note (F) Transfer Agent: NYLIM Service Company LLC, an affiliate of the Advisor, serves as the Funds transfer agent. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services ("BFDS"), by which BFDS will perform certain of the services for which NYLIM Service Company LLC is responsible. Transfer agent expenses accrued for the six months ended December 31, 2003 for each Fund were as follows: Principal Preservation Fund $22,573; Intermediate Fixed Income Fund $27,002; Fixed Income Fund $25,558; Balanced Fund $30,058; Equity
Investment Fund $32,686 and High Yield Fund $6,855.

Note (G) Administrator: New York Life Investment Management LLC, an affiliate of the Advisor, serves as administrator for the Funds. For providing administrative services to the Funds, New York Life Investment Management LLC receives from each Fund a basic fee, computed daily and paid monthly. Administration fees accrued for the six months ended
December 31, 2003 for each Fund were as follows: Principal Preservation Fund $39,476; Intermediate Fixed Income Fund $54,344; Fixed Income Fund $20,120; Balanced Fund $39,392; Equity Investment Fund $56,197; and High Yield Fund $3,983.

Note (H) Trustees Fees: Trustees, other than those affiliated with the Advisor or NYLIM, are paid an annual retainer of $16,000 and $1,000 for each Board of Trustees meeting attended plus reimbursement for travel and out-of-pocket expenses. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-788-9485.

Note (I) Capital Loss Carryforward: As of June 30, 2003, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:


                                                                 Expires in 2011
                                                                 ---------------
Balanced Fund ................................................      $2,187,735
Equity Investment Fund .......................................       4,092,033

Board of Trustees
Terry A. O'Toole
Walter B. Rose
Kenneth I. Rosenblum
S.D. Sicotte

Officers
Terry A. O'Toole, President and  CEO
Patrick J. Farrell, CFO
Deane A. Nelson, Vice President and Secretary
Mark R. Taylor, Treasurer
Robert R. Hirsch, Compliance Officer

Investment Advisor
McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, CA 94104

Custodian
The Bank of New York
48 Wall Street
New York, New York  10286

Underwriter
NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, NJ  07054

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
1220 19th Street, NW, Suite 700
Washington, DC 20036

Shareholder Services
NYLIM Service Co.
169 Lackawanna Avenue
Parsippany, NJ 07054

Auditors
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA  19103

For Additional Information about McMorgan Funds call:
(800) 831-1994  (7AM to 5PM PST)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

[GRAPHIC OMITTED -- UNION BUG]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.
         --------

(a) Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 202.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MCMORGAN FUNDS.

By:      /s/ Terry A. O'Toole
         Terry A. O'Toole
         CHAIRMAN OF THE BOARD
         PRESIDENT

Date:    March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Terry A. O'Toole
         Terry A. O'Toole
         CHAIRMAN OF THE BOARD
         PRESIDENT

Date:    March 8, 2004

By:      /s/ Patrick J. Farrell
         PATRICK J. FARRELL
         ASSISTANT TREASURER
         CHIEF FINANCIAL OFFICER

Date:    March 8, 2004


                                  EXHIBIT INDEX

                  (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                  (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.